UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02405

Name of Fund: BlackRock Balanced Capital Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

BlackRock Balanced Capital Fund, Inc.

SEMI-ANNUAL REPORT MARCH 31, 2009 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States. Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month

US equities (S&P 500 Index)	(30.54)%	(38.09)%

Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)

International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Seeking additional investment insights?

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•	Discover why portfolio diversification still matters — even as nearly every financial asset class lost value over the past year.

•	Learn how adding commodities to a more traditional mix of assets can help you to balance risks and access new potential rewards.

•	Assuage your fears about higher taxes and discover how municipal bonds may offer some relief.

•	Find out if there’s still value to be found in dividend-paying stocks.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2009

Portfolio Management Commentary

How did the Fund perform?

•

Effective December 15, 2008, the Fund transitioned to a new portfolio management team. As part of this transition, the Fund’s equity benchmark was changed from the S&P 500 Index to the Russell 1000 Index to more accurately reflect the Fund’s investment strategy. In addition, the Fund will compare its performance to a 60%/40% customized weighted index comprised of the Russell 1000 Index (60%) and the Barclays Capital US Aggregate Bond Index (40%). During the period, the Fund contributed its equity investments for shares of the Master Large Cap Core Portfolio of Master Large Cap Series LLC.

•

For the six-month period, the Fund underperformed its customized weighted index, which returned (17.56)%. The S&P 500 Index returned (30.54)% and the Barclays Capital US Aggregate Bond Index returned 4.70%, while the Russell 1000 Index returned (30.59)% for the same period. The fixed income portion of the Fund accounted for the majority of the underperformance relative to the customized weighted index.

What factors influenced performance?

•

The fixed income portion of the Fund was challenged during the six months, most notably by exposure to commercial mortgage-backed securities (“CMBS”), non-agency mortgages and financials in the corporate sector. Most of the underperformance, however, occurred during the fourth quarter of 2008, when Treasuries returned 8.75% as compared to 4.45% for the mortgage-backed securities (“MBS”) fixed-rate sector, a 13.5% decline in CMBS, a 6.8% decline in asset-backed securities (“ABS”) and a 17.9% decline in high yield. The Fund had significant exposure to CMBS and high yield during this period.

•

Within the equity portion of the Fund, stock selection in information technology (“IT”) proved unfavorable. In addition, holdings in health care struggled under heightened concerns about the impact of proposed policies coming out of Washington, DC. This uncertain outlook had a negative impact on managed care and health services companies, in which the Fund is overweight. The biggest individual detractors from performance included Capital One Financial Corp., Herbalife Ltd., Xerox Corp., Lexmark International, Inc. and Big Lots, Inc. Underweights in Verizon Communications, Inc., Apple, Inc. and AT&T Inc. also had a negative effect.

•

Benefiting performance in the equity portion was stock selection within financials, specifically property and casualty insurance companies, as well as an overall underweight in the sector. In the consumer discretionary arena, we did well with companies benefiting from an increasingly cost-conscious consumer (e.g., large discounters, dollar stores, etc.). The biggest individual contributors to performance included AutoZone, Inc., Family Dollar Stores, Inc., Dollar Tree, Inc., BMC Software, Inc. and Western Digital Corp. Underweights in Bank of America Corp., Citigroup, Inc., General Electric Co. and Wells Fargo & Co. also helped.

•

Within the fixed income portion, holdings in agency mortgages aided results as these issues performed well, especially after the government announced its mortgage purchase program and the Term Asset-Backed Securities Loan Facility.

Describe recent portfolio activity.

•

Within the equity portion, we increased exposure to health care and energy, while we reduced exposure to industrials, and trimmed consumer discretionary and IT. Within consumer discretionary, however, we did shift to a more cyclical stance, buying homebuilders and selected retail companies at depressed valuations.

•

Within the fixed income portion, we reduced exposure to agency mortgages and increased exposure to other government-owned/backed debt, including agency debentures, FDIC-guaranteed paper and non-US government backed securities.

Describe Fund positioning at period end.

•

As of March 31, 2009, the Fund had 60% invested in equities, 39% invested in fixed income and 1% in cash. Within the equity portion of the Fund, we are overweight in health care, energy, IT and consumer discretionary, as we believe that these sectors will outperform. We remain comfortable with underweight positions in consumer staples, where valuations are high, and financials, given the sector’s high degree of uncertainty. The fixed income portion of the Fund is positioned with a slightly long duration and a neutral yield curve posture. We maintain an underweight in US Treasury securities and agency mortgages, in favor of other government-owned/government-backed debt and select spread assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$787.00	$2.81	$1,000	$1,021.76	$3.18
Investor A	$1,000	$786.00	$4.19	$1,000	$1,020.21	$4.73
Investor B	$1,000	$782.10	$8.62	$1,000	$1,015.23	$9.75
Investor C	$1,000	$783.10	$7.78	$1,000	$1,016.17	$8.80
Class R	$1,000	$783.90	$6.54	$1,000	$1,017.57	$7.39

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.63% for Institutional, 0.94% for Investor A, 1.94% for Investor B, 1.75% for Investor C and 1.47% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests significantly in Master portfolios, the expense table example reflects the expenses of both the Fund and the Master portfolios in which it invests.

[2]

Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional shares do not have a sales charge.

[2]	The Fund, through a fully managed investment policy, utilizes equity, debt and convertible securities.

[3]

This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]

This unmanaged Index is a widely recognized market weighted index comprised of investment grade corporate bonds, rated BBB or better, mortgages and US Treasury and government agency issues with at least one year to maturity.

[5]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Fund now uses this Index as its equity benchmark rather than the S&P 500 Index because it more accurately reflects the Fund’s investment strategy.

[6]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the Russell 1000 Index (60%) and Barclays Capital US Aggregate Bond Index (40%).

Performance Summary for the Period Ended March 31, 2009

		Average Annual Total Returns[7]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(21.30)%	(29.70)%	N/A	(2.12)%	N/A	0.12%	N/A
Investor A	(21.40)	(29.93)	(33.61)%	(2.38)	(3.43)%	(0.14)	(0.68)%
Investor B	(21.79)	(30.56)	(33.42)	(3.19)	(3.46)	(0.76)	(0.76)
Investor C	(21.69)	(30.47)	(31.11)	(3.14)	(3.14)	(0.91)	(0.91)
Class R	(21.61)	(30.26)	N/A	(2.69)	N/A	(0.35)	N/A
S&P 500 Index	(30.54)	(38.09)	N/A	(4.76)	N/A	(3.00)	N/A
Barclays Capital US Aggregate Bond Index	4.70	3.13	N/A	4.13	N/A	5.70	N/A
Russell 1000 Index	(30.59)	(38.27)	N/A	(4.54)	N/A	(2.57)	N/A
60% Russell 1000 Index/40% Barclays Capital US Aggregate Bond Index	(17.56)	(23.46)	N/A	(0.88)	N/A	1.01	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•

Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s Administrator waived a portion of its administrative fee. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on October 1, 2008 and held through March 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Statement of Assets and Liabilities

March 31, 2009 (Unaudited)

Assets

Investment in Master Large Cap Core Portfolio of Master Large Cap Series LLC (“Master Large Cap LLC”)[1] (cost — $671,772,576)	$662,857,675
Investment in Master Total Return Portfolio of Master Bond LLC (“Master Bond LLC”)[1] (cost — $521,475,929)	435,182,477
Withdrawals receivable from Master Portfolios	10,000,000
Dividends receivable	514,364
Capital shares sold receivable	487,208
Prepaid expenses	61,758
Interest income receivable — affiliated	487
Other assets	102

Total assets	1,109,104,071

Liabilities

Bank overdraft	4,582,236
Capital shares redeemed payable	3,313,081
Distribution fees payable	163,975
Investment advisory fees payable	109,891
Other affiliates payable	65,708
Officer’s and Directors’ fees payable	573
Other accrued expenses payable	337,624

Total liabilities	8,573,088

Net Assets	$1,100,530,983

Net Assets Consist of

Institutional Shares, $0.10 par value, 400,000,000 shares authorized	$3,452,965
Investor A Shares, $0.10 par value, 200,000,000 shares authorized	2,945,700
Investor B Shares, $0.10 par value, 500,000,000 shares authorized	180,216
Investor C Shares, $0.10 par value, 200,000,000 shares authorized	362,590
Class R Shares, $0.10 par value, 500,000,000 shares authorized	47,693
Paid-in capital in excess of par	1,414,593,016
Undistributed net investment income	7,320,674
Accumulated net realized loss	(233,178,994)
Net unrealized appreciation/depreciation	(95,192,877)

Net Assets	$1,100,530,983

Net Asset Value

Institutional — Based on net assets of $547,121,523 and 34,529,649 shares outstanding	$15.84

Investor A — Based on net assets of $465,201,066 and 29,456,996 shares outstanding	$15.79

Investor B — Based on net assets of $27,610,109 and 1,802,158 shares outstanding	$15.32

Investor C — Based on net assets of $53,372,504 and 3,625,903 shares outstanding	$14.72

Class R — Based on net assets of $7,225,781 and 476,933 shares outstanding	$15.15

[1]	The Master LLCs are together referred to as the Master Portfolios.

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	7

Statement of Operations

Six Months Ended March 31, 2009 (Unaudited)

Investment Income

Dividends	$6,908,945
Foreign withholding tax	(45,190)
Interest	165,405
Income — affiliated	19,112
Net investment income allocated from the Master Portfolios:
Interest	15,056,192
Dividends	3,146,467
Securities lending — affiliated	47,548
Expenses	(912,294)

Total investment income and net investment income allocated from the Master Portfolios	24,386,185

Expenses

Investment advisory	2,608,288
Service — Investor A	636,482
Service and distribution — Investor B	179,252
Service and distribution — Investor C	299,717
Service and distribution — Class R	19,376
Transfer agent — Institutional	402,637
Transfer agent — Investor A	502,101
Transfer agent — Investor B	79,425
Transfer agent — Investor C	75,029
Transfer agent — Class R	18,469
Professional	68,967
Printing	56,138
Registration	35,777
Officer and Directors	12,534
Custodian	8,058
Miscellaneous	36,213

Total expenses	5,038,463
Less fees waived by advisor	(690,990)

Total expenses after waiver	4,347,473

Net investment income	20,038,712

Realized and Unrealized Loss

Net realized loss from:
Investments	(158,519,095)
Foreign currency	(91,785)
Allocations from the Master Portfolios	(64,235,618)

(222,846,498)

Net change in unrealized appreciation/depreciation on:
Investments	(105,153,041)
Foreign currency	(8,775)
Allocations from the Master Portfolios	(27,160,164)

(132,321,980)

Total realized and unrealized loss	(355,168,478)

Net Decrease in Net Assets Resulting from Operations	$(335,129,766)

See Notes to Financial Statements.

8	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008

Operations

Net investment income	$20,038,712	$51,202,989
Net realized gain (loss)	(222,846,498)	103,555,389
Net change in unrealized appreciation/depreciation	(132,321,980)	(517,691,180)

Net decrease in net assets resulting from operations	(335,129,766)	(362,932,802)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(13,492,543)	(30,844,825)
Investor A	(10,064,544)	(20,787,450)
Investor B	(495,281)	(1,239,918)
Investor C	(1,093,504)	(1,675,711)
Class R	(139,447)	(244,075)
Net realized gain:
Institutional	(38,631,077)	(84,351,170)
Investor A	(31,696,566)	(60,554,500)
Investor B	(2,333,091)	(6,278,295)
Investor C	(4,249,121)	(6,968,380)
Class R	(509,733)	(736,933)

Decrease in net assets resulting from dividends and distributions to shareholders	(102,704,907)	(213,681,257)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(57,394,334)	(224,109,003)

Net Assets

Total decrease in net assets	(495,229,007)	(800,723,062)
Beginning of period	1,595,759,990	2,396,483,052

End of period	$1,100,530,983	$1,595,759,990

End of period undistributed net investment income	$7,302,674	$12,567,281

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	9

Financial Highlights

	Institutional

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$21.96	$29.29	$27.71	$27.00	$26.76	$24.31

Net investment income[1]	0.30	0.71	0.71	0.63	0.57	0.44
Net realized and unrealized gain (loss)	(4.92)	(5.31)	2.98	2.22	1.57	2.50

Net increase (decrease) from investment operations	(4.62)	(4.60)	3.69	2.85	2.14	2.94

Dividends and distributions from:
Net investment income	(0.39)	(0.76)	(0.77)	(0.54)	(0.64)	(0.49)
Net realized gain	(1.11)	(1.97)	(1.34)	(1.60)	(1.26)	—

Total dividends and distributions	(1.50)	(2.73)	(2.11)	(2.14)	(1.90)	(0.49)

Net asset value, end of period	$15.84	$21.96	$29.29	$27.71	$27.00	$26.76

Total Investment Return[2]

Based on net asset value	(21.30)%[3]	(16.99)%	13.85%	11.24%	8.18%	12.17%

Ratios to Average Net Assets[4]

Total expenses after waiver	0.63%[5]	0.56%	0.55%	0.59%	0.58%	0.58%

Total expenses	0.74%[5]	0.58%	0.57%	0.61%	0.61%	0.60%

Net investment income	3.49%[5]	2.72%	2.50%	2.40%	2.11%	1.67%

Supplemental Data

Net assets, end of period (000)	$547,122	$806,612	$1,271,031	$1,215,143	$1,340,212	$1,405,513

Portfolio turnover of the Fund[6]	94%[7]	27%	22%	12%	15%	17%

Portfolio turnover of Master Total Return Portfolio of Master Bond LLC	290%[8]	—	—	—	—	—

Portfolio turnover of Master Large Cap Core Portfolio of Master Large Cap Series LLC	70%[9]	—	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Excludes transactions in the Master Portfolios.

[7]	For the period October 1, 2008 to January 30, 2009.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.

[9]	For the period November 1, 2008 to March 31, 2009.

See Notes to Financial Statements.

10	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Financial Highlights (continued)

	Investor A

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$21.88	$29.19	$27.63	$26.92	$26.69	$24.25

Net investment income[1]	0.27	0.62	0.63	0.57	0.50	0.37
Net realized and unrealized gain (loss)	(4.90)	(5.28)	2.97	2.21	1.56	2.49

Net increase (decrease) from investment operations	(4.63)	(4.66)	3.60	2.78	2.06	2.86

Dividends and distributions from:
Net investment income	(0.35)	(0.68)	(0.70)	(0.47)	(0.57)	(0.42)
Net realized gain	(1.11)	(1.97)	(1.34)	(1.60)	(1.26)	—

Total dividends and distributions	(1.46)	(2.65)	(2.04)	(2.07)	(1.83)	(0.42)

Net asset value, end of period	$15.79	$21.88	$29.19	$27.63	$26.92	$26.69

Total Investment Return[2]

Based on net asset value	(21.40)%[3]	(17.25)%	13.52%	10.98%	7.88%	11.87%

Ratios to Average Net Assets[4]

Total expenses after waiver	0.94%[5]	0.85%	0.82%	0.84%	0.83%	0.83%

Total expenses	1.06%[5]	0.88%	0.84%	0.86%	0.85%	0.84%

Net investment income	3.17%[5]	2.42%	2.23%	2.15%	1.86%	1.42%

Supplemental Data

Net assets, end of period (000)	$465,201	$655,429	$913,955	$912,518	$965,951	$1,052,738

Portfolio turnover of the Fund[6]	94%[7]	27%	22%	12%	15%	17%

Portfolio turnover of Master Total Return Portfolio of Master Bond LLC	290%[8]	—	—	—	—	—

Portfolio turnover of Master Large Cap Core Portfolio of Master Large Cap Series LLC	70%[9]	—	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Excludes transactions in the Master Portfolios.

[7]	For the period October 1, 2008 to January 30, 2009.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.

[9]	For the period November 1, 2008 to March 31, 2009.

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	11

Financial Highlights (continued)

	Investor B

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$21.24	$28.36	$26.87	$26.19	$25.98	$23.59

Net investment income[1]	0.18	0.39	0.39	0.35	0.29	0.17
Net realized and unrealized gain (loss)	(4.75)	(5.13)	2.87	2.15	1.52	2.42

Net increase (decrease) from investment operations	(4.57)	(4.74)	3.26	2.50	1.81	2.59

Dividends and distributions from:
Net investment income	(0.24)	(0.41)	(0.43)	(0.22)	(0.34)	(0.20)
Net realized gain	(1.11)	(1.97)	(1.34)	(1.60)	(1.26)	—

Total dividends and distributions	(1.35)	(2.38)	(1.77)	(1.82)	(1.60)	(0.20)

Net asset value, end of period	$15.32	$21.24	$28.36	$26.87	$26.19	$25.98

Total Investment Return[2]

Based on net asset value	(21.79)%[3]	(17.96)%	12.57%	10.10%	7.09%	10.99%

Ratios to Average Net Assets[4]

Total expenses after waiver	1.94%[5]	1.73%	1.65%	1.61%	1.61%	1.60%

Total expenses	2.04%[5]	1.75%	1.67%	1.64%	1.63%	1.63%

Net investment income	2.17%[5]	1.56%	1.43%	1.35%	1.12%	0.66%

Supplemental Data

Net assets, end of period (000)	$27,610	$51,371	$100,808	$157,581	$286,317	$434,115

Portfolio turnover of the Fund[6]	94%[7]	27%	22%	12%	15%	17%

Portfolio turnover of Master Total Return Portfolio of Master Bond LLC	290%[8]	—	—	—	—	—

Portfolio turnover of Master Large Cap Core Portfolio of Master Large Cap Series LLC	70%[9]	—	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Excludes transactions in the Master Portfolios.

[7]	For the period October 1, 2008 to January 30, 2009.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.

[9]	For the period November 1, 2008 to March 31, 2009.

See Notes to Financial Statements.

12	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Financial Highlights (continued)

	Investor C

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$20.51	$27.52	$26.17	$25.59	$25.45	$23.14

Net investment income[1]	0.19	0.39	0.39	0.34	0.28	0.16
Net realized and unrealized gain (loss)	(4.58)	(4.95)	2.79	2.11	1.48	2.37

Net increase (decrease) from investment operations	(4.39)	(4.56)	3.18	2.45	1.76	2.53

Dividends and distributions from:
Net investment income	(0.29)	(0.48)	(0.49)	(0.27)	(0.36)	(0.22)
Net realized gain	(1.11)	(1.97)	(1.34)	(1.60)	(1.26)	—

Total dividends and distributions	(1.40)	(2.45)	(1.83)	(1.87)	(1.62)	(0.22)

Net asset value, end of period	$14.72	$20.51	$27.52	$26.17	$25.59	$25.45

Total Investment Return[2]

Based on net asset value	(21.69)%[3]	(17.90)%	12.62%	10.13%	7.05%	10.98%

Ratios to Average Net Assets[4]

Total expenses after waiver	1.75%[5]	1.65%	1.60%	1.61%	1.61%	1.61%

Total expenses	1.86%[5]	1.67%	1.63%	1.64%	1.63%	1.63%

Net investment income	2.38%[5]	1.63%	1.45%	1.37%	1.09%	0.64%

Supplemental Data

Net assets, end of period (000)	$53,373	$72,694	$100,572	$101,175	$113,356	$134,013

Portfolio turnover of the Fund[6]	94%[7]	27%	22%	12%	15%	17%

Portfolio turnover of Master Total Return Portfolio of Master Bond LLC	290%[8]	—	—	—	—	—

Portfolio turnover of Master Large Cap Core Portfolio of Master Large Cap Series LLC	70%[9]	—	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Excludes transactions in the Master Portfolios.

[7]	For the period October 1, 2008 to January 30, 2009.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.

[9]	For the period November 1, 2008 to March 31, 2009.

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	13

Financial Highlights (concluded)

	Class R

	Six Months Ended March 31, 2009 (Unaudited)

		Year Ended September 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$21.06	$28.22	$26.81	$26.18	$26.03	$23.71

Net investment income[1]	0.22	0.49	0.50	0.49	0.43	0.30
Net realized and unrealized gain (loss)	(4.72)	(5.08)	2.90	2.15	1.52	2.45

Net increase (decrease) from investment operations	(4.50)	(4.59)	3.40	2.64	1.95	2.75

Dividends and distributions from:
Net investment income	(0.30)	(0.60)	(0.65)	(0.41)	(0.54)	(0.43)
Net realized gain	(1.11)	(1.97)	(1.34)	(1.60)	(1.26)	—

Total dividends and distributions	(1.41)	(2.57)	(1.99)	(2.01)	(1.80)	(0.43)

Net asset value, end of period	$15.15	$21.06	$28.22	$26.81	$26.18	$26.03

Total Investment Return

Based on net asset value	(21.61)%[2]	(17.59)%	13.18%	10.70%	7.63%	11.67%

Ratios to Average Net Assets[3]

Total expenses after waiver	1.47%[4]	1.29%	1.14%	1.09%	1.08%	1.07%

Total expenses	1.59%[4]	1.31%	1.16%	1.11%	1.11%	1.07%

Net investment income	2.67%[4]	1.98%	1.87%	1.91%	1.65%	1.10%

Supplemental Data

Net assets, end of period (000)	$7,226	$9,655	$10,117	$4,805	$4,349	$2,526

Portfolio turnover of the Fund[5]	94%[6]	27%	22%	12%	15%	17%

Portfolio turnover of Master Total Return Portfolio of Master Bond LLC	290%[7]	—	—	—	—	—

Portfolio turnover of Master Large Cap Core Portfolio of Master Large Cap Series LLC	70%[8]	—	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[4]	Annualized.

[5]	Excludes transactions in the Master Portfolios.

[6]	For the period October 1, 2008 to January 30, 2009.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.

[8]	For the period November 1, 2008 to March 31, 2009.

See Notes to Financial Statements.

14	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Balanced Capital Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective through a fully managed investment policy utilizing equity, fixed income and convertible securities. The Fund invests the fixed income portion of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Bond LLC”), a mutual fund that has an investment objective and strategy consistent with that of the fixed income portion of the Fund. During the period, the Fund contributed its equity investments and continues to invest the equity portion of its assets into Master Large Cap Core Portfolio of Master Large Cap Series LLC (the “Master Large Cap LLC”). Master Large Cap LLC is a mutual fund that has an investment objective and strategy consistent with that of the equity portion of the Fund. Master Total Return Portfolio and Master Large Cap Core Portfolio are together referred to as the “Master Portfolios” and individually as the “Master Portfolio.” Master Bond LLC and Master Large Cap Series LLC are together referred to as the “Master LLCs” and individually as the “Master LLC.” The value of the Fund’s investment in the Master Portfolios reflects the Fund’s proportionate interest in the net assets of the Master Portfolios. The percentages of the Master Large Cap LLC and Master Bond LLC owned by the Fund at March 31, 2009 was 21.9% and 16.7%, respectively. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investments in the Master Portfolios at fair value. Valuation of securities held by the Master Portfolios is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation of Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$1,098,040,152
Level 3	—

Total	$1,098,040,152

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. The Fund valued its investments in BlackRock Liquidity Series, LLC Cash Sweep Series and

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	15

Notes to Financial Statements (continued)

Money Market Series, LLC at fair value, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transactions in the Master Portfolios are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

For the investments held during the period, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s tax returns remains open for the four years ended September 30, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Bank Overdraft: The Fund recorded a bank overdraft, which resulted from estimates of available cash.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

16	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee based upon the average daily value of the Fund’s net assets at the following annual rates: 0.50% of that portion of average daily net assets not exceeding $250 million; 0.45% of that portion of average daily net assets in excess of $250 million but not exceeding $300 million; 0.425% of that portion of average daily net assets in excess of $300 million but not exceeding $400 million; and 0.40% of that portion of average daily net assets in excess of $400 million.

The Fund also pays an investment advisory fee to the Advisor, which is the Master LLCs’ investment advisor, to the extent it invests in the respective Master Portfolio. The Advisor has contractually agreed to waive its investment advisory fee in the amount the Fund pays in connection with its investments in the Master Portfolios, which is shown as fees waived by advisor on the Statement of Operations.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

Effective October 1, 2008, the Fund entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. (“BDI”) (collectively, the “Distributor”) as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BIL and BDI are affiliates of BlackRock. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2009, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $11,394 and contingent deferred sales charges of $38,630 and $8,254 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $426 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

In addition, MLPF&S received $81,901 in commissions for the period October 1, 2008 to December 31, 2008 when it was considered affiliated, on the execution of the portfolio security transactions.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	17

Notes to Financial Statements (continued)

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended March 31, 2009, the Fund paid $854,152 in return for these services which are a component of the transfer agent fees in the accompanying Statement of Operations.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the six months ended March 31, 2009, the Fund earned $19,112, which is included in income — affiliated in the Statement of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended March 31, 2009, the Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center Fees

Institutional	$8,893
Investor A	$13,203
Investor B	$1,557
Investor C	$1,475
Class R	$90

Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	—	$40
BlackRock Liquidity Series, LLC Cash Sweep Series	$(24,827,857)	$190,970
Master Large Cap Core Portfolio of Master Large Cap Series LLC	$712,967,667	—
Master Total Return Portfolio of Master Bond LLC	$(84,000,000)	—

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities and transactions in the Master Portfolios, for the six months ended March 31, 2009 were $823,201,084 and $815,393,425, respectively.

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Fund pays a commitment fee of 0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended March 31, 2009.

18	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (concluded)

5. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

	Shares	Amount	Shares	Amount

Institutional

Shares sold	1,724,675	$29,456,895	5,175,766	$134,050,996
Shares issued to shareholders in reinvestment of dividends and distributions	2,830,877	46,482,784	4,034,629	104,332,303

Total issued	4,555,552	75,939,679	9,210,395	238,383,299
Shares redeemed	(6,763,719)	(114,892,985)	(15,872,629)	(401,279,020)

Net decrease	(2,208,167)	$(38,953,306)	(6,662,234)	$(162,895,721)

Investor A

Shares sold	1,622,333	$27,958,737	1,923,620	$49,245,825
Shares issued to shareholders in reinvestment of dividends and distributions	2,259,632	37,012,470	2,784,380	71,782,339

Total issued	3,881,965	64,671,207	4,708,000	121,028,164
Shares redeemed	(4,381,626)	(74,961,144)	(6,063,812)	(153,781,698)

Net decrease	(499,661)	$(10,289,937)	(1,355,812)	$(32,753,534)

Investor B

Shares sold	183,027	$3,071,619	234,605	$5,908,684
Shares issued to shareholders in reinvestment of dividends and distributions	151,171	2,408,137	257,961	6,499,716

Total issued	334,198	5,479,756	492,566	12,408,400
Shares redeemed	(950,899)	(15,634,782)	(1,628,072)	(40,470,400)

Net decrease	(616,701)	$(10,155,026)	(1,135,506)	$(28,062,000)

Investor C

Shares sold	1,108,616	$18,179,460	341,719	$7,845,147
Shares issued to shareholders in reinvestment of dividends and distributions	303,474	4,643,066	299,811	7,288,422

Total issued	1,412,090	22,822,526	641,530	15,133,569
Shares redeemed	(1,330,267)	(21,114,235)	(751,709)	(18,065,588)

Net increase (decrease)	81,823	$1,708,291	(110,179)	$(2,932,019)

Class R

Shares sold	101,995	$1,772,706	247,145	$6,161,701
Shares issued to shareholders in reinvestment of dividends and distributions	41,263	649,068	39,491	980,804

Total issued	143,258	2,371,774	286,636	7,142,505
Shares redeemed	(124,844)	(2,076,130)	(186,591)	(4,608,234)

Net increase	18,414	$295,644	100,045	$2,534,271

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	19

Portfolio Summary	Master Large Cap Core Portfolio

As of March 31, 2009

Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	5%
Johnson & Johnson	3
Chevron Corp.	3
Pfizer, Inc.	2
ConocoPhillips	2
Amgen, Inc.	2
Occidental Petroleum Corp.	2
Eli Lilly & Co.	1
The Travelers Cos., Inc.	1
UnitedHealth Group, Inc.	1

Sector Allocation	Percent of Long-Term Investments

Health Care	25%
Energy	22
Information Technology	21
Consumer Discretionary	12
Industrials	6
Consumer Staples	5
Financials	5
Telecommunication Services	2
Materials	1
Utilities	1

For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

20	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Schedule of Investments March 31, 2009 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 11.7%
Diversified Consumer Services — 2.2%
Apollo Group, Inc. Class A (a)	410,000	$32,115,300
H&R Block, Inc.	1,860,000	33,833,400

		65,948,700

Household Durables — 4.0%
D.R. Horton, Inc.	3,020,000	29,294,000
KB Home (b)	1,190,000	15,684,200
Lennar Corp. Class A	3,080,000	23,130,800
MDC Holdings, Inc.	190,000	5,916,600
NVR, Inc. (a)	10,000	4,277,500
Pulte Homes, Inc.	2,800,000	30,604,000
Toll Brothers, Inc. (a)	630,000	11,440,800

		120,347,900

Multiline Retail — 1.8%
Family Dollar Stores, Inc.	920,000	30,700,400
Sears Holdings Corp. (a)(b)	550,000	25,140,500

		55,840,900

Specialty Retail — 3.7%
AutoNation, Inc. (a)(b)	880,000	12,214,400
AutoZone, Inc. (a)(b)	210,000	34,150,200
Foot Locker, Inc.	1,910,000	20,016,800
The Gap, Inc.	1,290,000	16,757,100
Limited Brands, Inc.	900,000	7,830,000
RadioShack Corp.	1,430,000	12,255,100
Ross Stores, Inc.	270,000	9,687,600

		112,911,200

Total Consumer Discretionary		355,048,700

Consumer Staples — 5.2%
Beverages — 1.4%
The Coca-Cola Co.	240,000	10,548,000
Hansen Natural Corp. (a)(b)	890,000	32,040,000

		42,588,000

Food & Staples Retailing — 1.0%
SYSCO Corp.	620,000	14,136,000
Wal-Mart Stores, Inc.	300,000	15,630,000

		29,766,000

Food Products — 1.2%
Archer-Daniels-Midland Co.	1,350,000	37,503,000

Household Products — 0.9%
The Procter & Gamble Co.	570,000	26,841,300

Personal Products — 0.7%
Herbalife Ltd.	1,320,000	19,773,600

Total Consumer Staples		156,471,900

Energy — 21.9%
Energy Equipment & Services — 3.1%
ENSCO International, Inc.	1,050,000	27,720,000
Nabors Industries Ltd. (a)	2,810,000	28,071,900
Rowan Cos., Inc.	620,000	7,421,400
Tidewater, Inc.	810,000	30,075,300

		93,288,600

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 18.8%
Anadarko Petroleum Corp.	890,000	$34,612,100
Chevron Corp.	1,250,000	84,050,000
ConocoPhillips	1,400,000	54,824,000
Exxon Mobil Corp.	2,370,000	161,397,000
Frontier Oil Corp.	290,000	3,709,100
Holly Corp.	990,000	20,988,000
Marathon Oil Corp.	1,410,000	37,068,900
Murphy Oil Corp.	690,000	30,891,300
Occidental Petroleum Corp.	830,000	46,189,500
Sunoco, Inc.	1,180,000	31,246,400
Tesoro Corp.	2,150,000	28,960,500
Valero Energy Corp.	1,880,000	33,652,000

		567,588,800

Total Energy		660,877,400

Financials — 4.9%
Diversified Financial Services — 0.3%
JPMorgan Chase & Co.	350,000	9,303,000

Insurance — 4.6%
Chubb Corp.	840,000	35,548,800
PartnerRe Ltd.	440,000	27,310,800
The Travelers Cos., Inc.	1,030,000	41,859,200
UnumProvident Corp.	2,690,000	33,625,000

		138,343,800

Total Financials		147,646,800

Health Care — 25.3%
Biotechnology — 3.0%
Amgen, Inc. (a)	1,040,000	51,500,800
Biogen Idec, Inc. (a)	720,000	37,742,400

		89,243,200

Health Care Equipment & Supplies — 0.6%
Edwards Lifesciences Corp. (a)	230,000	13,944,900
Kinetic Concepts, Inc. (a)	250,000	5,280,000

		19,224,900

Health Care Providers & Services — 11.0%
Aetna, Inc.	1,480,000	36,008,400
AmerisourceBergen Corp.	1,040,000	33,966,400
Cigna Corp.	290,000	5,101,100
Community Health Systems, Inc. (a)	470,000	7,209,800
Express Scripts, Inc. (a)	490,000	22,623,300
Humana, Inc. (a)	1,210,000	31,556,800
LifePoint Hospitals, Inc. (a)	350,000	7,301,000
Lincare Holdings, Inc. (a)	1,350,000	29,430,000
McKesson Corp.	950,000	33,288,000
Omnicare, Inc.	603,774	14,786,425
Quest Diagnostics, Inc.	650,000	30,862,000
UnitedHealth Group, Inc.	1,950,000	40,813,500
WellPoint, Inc. (a)	1,050,000	39,868,500

		332,815,225

Life Sciences Tools & Services — 0.3%
Pharmaceutical Product Development, Inc.	320,000	7,590,400

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	21

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Pharmaceuticals — 10.4%
Abbott Laboratories	70,000	$3,339,000
Bristol-Myers Squibb Co.	1,520,000	33,318,400
Eli Lilly & Co.	1,310,000	43,767,100
Endo Pharmaceuticals Holdings, Inc. (a)	350,000	6,188,000
Forest Laboratories, Inc. (a)	1,390,000	30,524,400
Johnson & Johnson	1,710,000	89,946,000
King Pharmaceuticals, Inc. (a)	1,600,000	11,312,000
Pfizer, Inc.	4,560,000	62,107,200
Sepracor, Inc. (a)	1,410,000	20,670,600
Watson Pharmaceuticals, Inc. (a)	480,000	14,932,800

		316,105,500

Total Health Care		764,979,225

Industrials — 6.0%
Aerospace & Defense — 3.7%
General Dynamics Corp.	870,000	36,183,300
L-3 Communications Holdings, Inc.	530,000	35,934,000
Raytheon Co.	1,010,000	39,329,400

		111,446,700

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	140,000	3,127,600
R.R. Donnelley & Sons Co.	380,000	2,785,400

		5,913,000

Industrial Conglomerates — 0.4%
General Electric Co. (a)	1,220,000	12,334,200

Machinery — 1.1%
Dover Corp.	1,100,000	29,018,000
Toro Co. (b)	130,000	3,143,400

		32,161,400

Professional Services — 0.2%
Manpower, Inc.	250,000	7,882,500

Road & Rail — 0.4%
Ryder System, Inc.	440,000	12,456,400

Total Industrials		182,194,200

Information Technology — 21.0%
Communications Equipment — 1.4%
Cisco Systems, Inc. (a)	520,000	8,720,400
F5 Networks, Inc. (a)	1,530,000	32,053,500

		40,773,900

Computers & Peripherals — 4.6%
Apple, Inc. (a)	60,000	6,307,200
EMC Corp. (a)	1,260,000	14,364,000
International Business Machines Corp.	240,000	23,253,600
Lexmark International, Inc. Class A (a)	1,330,000	22,437,100
QLogic Corp. (a)	2,480,000	27,577,600
Seagate Technology	2,330,000	14,003,300
Western Digital Corp. (a)	1,650,000	31,911,000

		139,853,800

Electronic Equipment, Instruments & Components — 0.3%
Avnet, Inc. (a)	110,000	1,926,100
Ingram Micro, Inc. Class A (a)	600,000	7,584,000

		9,510,100

Common Stocks	Shares	Value

Information Technology (concluded)
IT Services — 5.5%
Accenture Ltd. Class A	1,350,000	$37,111,500
Affiliated Computer Services, Inc. Class A (a)	340,000	16,282,600
Alliance Data Systems Corp. (a)(b)	880,000	32,516,000
Computer Sciences Corp. (a)	920,000	33,892,800
Global Payments, Inc.	580,000	19,377,800
Hewitt Associates, Inc. Class A (a)	930,000	27,676,800

		166,857,500

Internet Software & Services — 0.3%
Google, Inc. Class A (a)	10,000	3,480,600
Sohu.com, Inc. (a)	140,000	5,783,400

		9,264,000

Office Electronics — 0.6%
Xerox Corp.	3,610,000	16,425,500

Semiconductors & Semiconductor Equipment — 2.9%
Integrated Device Technology, Inc. (a)	1,340,000	6,097,000
Intel Corp.	260,000	3,913,000
LSI Corp. (a)	2,910,000	8,846,400
National Semiconductor Corp.	2,670,000	27,420,900
Novellus Systems, Inc. (a)	1,760,000	29,268,800
Silicon Laboratories, Inc. (a)	490,000	12,936,000

		88,482,100

Software — 5.4%
BMC Software, Inc. (a)(b)	980,000	32,340,000
CA, Inc.	1,580,000	27,823,800
Compuware Corp. (a)	2,710,000	17,858,900
McAfee, Inc. (a)	910,000	30,485,000
Microsoft Corp.	1,440,000	26,452,800
Synopsys, Inc. (a)	1,350,000	27,985,500

		162,946,000

Total Information Technology		634,112,900

Materials — 1.0%
Chemicals — 1.0%
The Dow Chemical Co.	3,520,000	29,673,600

Total Materials		29,673,600

Telecommunication Services — 2.3%
Diversified Telecommunication Services — 2.3%
AT&T Inc.	1,180,000	29,736,000
Qwest Communications International Inc.	9,050,000	30,951,000
Verizon Communications, Inc.	350,000	10,570,000

Total Telecommunication Services		71,257,000

Utilities — 0.7%
Independent Power Producers & Energy Traders — 0.7%
The AES Corp. (a)	3,940,000	22,891,400

Total Utilities		22,891,400

Total Long-Term Investments (Cost — $3,449,130,307) — 100.0%		3,025,153,125

See Notes to Financial Statements.

22	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Schedule of Investments (concluded)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (c)(d)(e)	$154,695	$154,695,400

Total Short-Term Securities (Cost — $154,695,400) — 5.1%		154,695,400

Total Investments (Cost — $3,603,825,707*) — 105.1%		3,179,848,525
Liabilities in Excess of Other Assets — (5.1)%		(155,348,098)

Net Assets — 100.0%		$3,024,500,427

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,660,234,781

Gross unrealized appreciation	$168,399,885
Gross unrealized depreciation	(648,786,141)

Net unrealized depreciation	$(480,386,256)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	—	$289
BlackRock Liquidity Series, LLC Money Market Series	$143,107,000	$235,227

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$3,025,153,125
Level 2	154,695,400
Level 3	—

Total	$3,179,848,525

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	23

Statement of Assets and Liabilities	Master Large Cap Core Portfolio

March 31, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $152,294,484) (cost — $3,449,130,307)	$3,025,153,125
Investments at value — affiliated (cost — $154,695,400)	154,695,400
Investments sold receivable — unaffiliated	62,986,201
Investments sold receivable — affiliated	2,646,308
Dividends receivable	2,633,600
Contributions receivable from investors	273,956
Securities lending income receivable — affiliated	184,772
Prepaid expenses	99,275

Total assets	3,248,672,637

Liabilities

Collateral at value — securities loaned	154,695,400
Bank overdraft	2,266,039
Investments purchased payable	57,309,606
Withdrawals payable to investors	8,581,485
Investment advisory fees payable	1,151,472
Other affiliates payable	28,181
Officer’s and Directors’ fees payable	439
Other accrued expenses payable	135,070
Other liabilities	4,518

Total liabilities	224,172,210

Net Assets	$3,024,500,427

Net Assets Consist of

Investors’ capital	$3,448,477,609
Net unrealized appreciation/depreciation	(423,977,182)

Net Assets	$3,024,500,427

See Notes to Financial Statements.

24	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Statements of Operations	Master Large Cap Core Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)	Year Ended October 31, 2008

Investment Income

Dividends	$26,264,202	$60,423,512
Securities lending — affiliated	235,227	2,505,518
Income — affiliated	2,040	47,261

Total income	26,501,469	62,976,291

Expenses

Investment advisory	5,494,942	20,282,735
Accounting services	238,044	704,837
Custodian	137,686	615,937
Professional	46,169	92,678
Officer and Directors	23,502	69,965
Printing	2,119	6,931
Miscellaneous	29,646	84,660

Total expenses	5,972,108	21,857,743

Net investment income	20,529,361	41,118,548

Realized and Unrealized Gain (Loss)

Net realized loss from investments	(620,518,873)	(521,502,159)
Net change in unrealized appreciation/depreciation on investments	210,196,092	(1,536,726,590)

Total realized and unrealized loss	(410,322,781)	(2,058,228,749)

Net Decrease in Net Assets Resulting from Operations	$(389,793,420)	$(2,017,110,201)

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	25

Statements of Changes in Net Assets	Master Large Cap Core Portfolio (As Restated for 2007. See Note 7)

	Period November 1, 2008 to March 31, 2009 (Unaudited)

		Year Ended October 31,

Increase (Decrease) in Net Assets:		2008	2007

Operations

Net investment income	$20,529,361	$41,118,548	$27,760,104
Net realized gain (loss)	(620,518,873)	(521,502,159)	527,140,752
Net change in unrealized appreciation/depreciation	210,196,092	(1,536,726,590)	22,249,344

Net increase (decrease) in net assets resulting from operations	(389,793,420)	(2,017,110,201)	577,150,200

Capital Transactions

Proceeds from contributions	924,954,722	986,366,566	1,415,268,883
Fair value of withdrawals	(354,175,650)	(1,775,472,579)	(219,326,884)

Net increase (decrease) in net assets derived from capital transactions	570,779,072	(789,106,013)	1,195,941,999

Net Assets

Total increase (decrease) in net assets	180,985,652	(2,806,216,214)	1,773,092,199
Beginning of period	2,843,514,775	5,649,730,989	3,876,638,790

End of period	$3,024,500,427	$2,843,514,775	$5,649,730,989

Financial Highlights	Master Large Cap Core Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)

		Year Ended October 31,

		2008	2007	2006	2005	2004

Total Investment Return

Total investment return	(11.79)%[1]	(38.84)%	13.94%	17.32%	18.35%	9.61%

Ratios to Average Net Assets

Total expenses	0.51%[2]	0.50%	0.49%	0.49%	0.51%	0.52%

Net investment income	1.75%[2]	0.93%	0.63%	0.58%	0.72%	0.57%

Supplemental Data

Net assets, end of period (000)	$3,024,500	$2,843,515	$5,649,731	$3,876,639	$2,666,699	$1,831,300

Portfolio turnover	70%	109%	96%	88%	94%	136%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

26	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (Unaudited)	Master Large Cap Core Portfolio

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio (the “Portfolio”) is a series of the Master Large Cap Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Portfolio changed its fiscal year end to September 30. On January 30, 2009, Master Large Cap Core Portfolio received an in-kind contribution of portfolio securities from one of its investors, which was valued at $771,174,100.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Series values its investments in Cash Sweep Series and Money Market Series, each of the BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. The Portfolio typically receives income on loaned securities but does not receive income on the collateral. The Portfolio may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio’s US federal tax returns remains open for each of the four years ended October 31, 2008. The statutes of limitations on the Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	27

Notes to Financial Statements (continued)	Master Large Cap Core Portfolio

Bank Overdraft: The Portfolio recorded a bank overdraft, which resulted from estimates of available cash.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Portfolio under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. The Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $1 billion, 0.45% of the average daily net assets in excess of $1 billion but not exceeding $5 billion of the average daily net assets and 0.40% of the average daily net assets in excess of $5 billion.

The Advisor has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor.

For the period November 1, 2008 to March 31, 2009 and the year ended October 31, 2008, the Portfolio reimbursed the Advisor $23,142 and $79,621, respectively, for certain accounting services, which is included in accounting services in the Statements of Operations.

The Master LLC has received an exemptive order from the Securities Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Portfolio has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Portfolio on such investments is shown as securities lending — affiliated on the Statements of Operations. For the period November 1, 2008 to March 31, 2009 and the year ended October 31, 2008, BIM received $66,522 and $608,113, respectively, in securities lending agent fees for the Portfolio.

The Portfolio may earn income on positive cash balances in demand deposit accounts. For the period November 1, 2008 to March 31, 2009, the Portfolio earned $1,751, which is included in income — affiliated in the Statements of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Portfolio reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 1, 2008 to March 31, 2009 were $2,683,323,022 and $2,038,044,217, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2008 and was subsequently renewed until November 2009. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolio paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Portfolio pays a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Portfolio did not borrow under the credit agreement during the period November 1, 2008 to March 31, 2009.

5. Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political,

28	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (concluded)	Master Large Cap Core Portfolio

social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Portfolio’s Statement of Assets and Liabilities.

6. Reorganization:

On September 24, 2007, an investor of the Portfolio acquired all of the net assets of BlackRock Investment Trust Portfolio of BlackRock Funds (“Investment Trust”), pursuant to a plan of reorganization. As a result of the reorganization, which included $286,539,853 of net unrealized appreciation, the Portfolio received an in-kind contribution of portfolio securities.

On November 17, 2008, an investor of the Portfolio acquired all of the assets and certain stated liabilities of PNC Growth & Income Fund (the “PNC Fund”), a series of PNC Funds, Inc. The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the shareholders of the PNC Fund on October 31, 2008. As a result of the reorganization, which included $59,817,678 of net unrealized depreciation, the Portfolio received an in-kind contribution of portfolio securities.

7. Restatement:

During the October 31, 2008’s financial reporting process, the Portfolio determined that the net unrealized appreciation recognized as a result of the September 24, 2007 reorganization described in Note 6 should have been reported in the financial statements as proceeds received from contributions rather than as part of the net change in unrealized appreciation for the year ended October 31, 2007. Accordingly, the Portfolio has restated its Statement of Changes in Net Assets for the year ended October 31, 2007 to appropriately reduce the net change in unrealized appreciation/depreciation and increase the proceeds from contributions by a corresponding amount.

Statement of Changes in Net Assets For the Year Ended October 31, 2007	Previously Reported	Restated

Net change in unrealized appreciation/depreciation	$308,789,197	$22,249,344
Net increase in net assets resulting from operations	$863,690,053	$577,150,200
Proceeds from contributions	$1,128,729,030	$1,415,268,883
Net increase in net assets derived from capital transactions	$909,402,146	$1,195,941,999

Officers and Directors of Master Large Cap Series LLC

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	29

Portfolio Information	Master Total Return Portfolio

As of March 31, 2009

Portfolio Composition	Percent of Long-Term Investments

U.S. Government Agency Mortgage-Backed Securities	32%
Non-U.S. Government Agency Mortgage-Backed Securities	21
Corporate Bonds	19
U.S. Government & Agency Obligations	12
Asset-Backed Securities	11
U.S. Government Agency Mortgage-Backed Obligations — Collateralized Mortgage Obligations	3
Capital Trusts	1
Foreign Government Obligations	1

Credit Quality Allocation[1]	Percent of Corporate Bond Investments

AAA/Aaa	15%
AA/Aa	30
A/A	27
BBB/Baa	16
BB/Ba	8
B/B	3
CCC/Caa	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service.

30	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Schedule of Investments March 31, 2009 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

ACE Securities Corp. (a):
Series 2003-OP1 Class A2, 0.882%, 12/25/33	USD	581	$231,292
Series 2005-ASP1 Class M1, 1.202%, 9/25/35		11,203	1,120,300
Aegis Asset Backed Securities Trust Series 2006-1 Class A1, 0.601%, 1/25/37 (a)		154	146,301
American Express Issuance Trust Series 2008-2 Class A, 4.02%, 1/18/11		25,950	25,791,251
Banc of America Securities Auto Trust Series 2006-G1 Class A4, 5.17%, 12/20/10		29,100	29,254,978
Bank of America Credit Card Trust Series 2008-A9 Class A9, 4.07%, 7/16/12		11,345	11,344,636
Bear Stearns Asset Backed Securities Trust (a):
Series 2005-4 Class A, 0.852%, 1/25/36		2,178	1,923,086
Series 2005-HE10 Class A2, 0.812%, 11/25/35		4,974	4,757,286
Series 2005-SD1 Class 1A2, 0.822%, 7/25/27		7,690	6,361,264
Series 2006-HE8 Class 1A1, 0.592%, 10/25/36		4,253	3,942,249
Series 2006-HE10 Class 21A1, 0.592%, 12/25/36		7,602	5,826,518
Capital Auto Receivables Asset Trust Series 2004-2 Class D, 5.82%, 5/15/12 (b)		4,850	4,833,210
Chase Issuance Trust:
Series 2005-A5 Class A5, 0.576%, 2/15/12 (a)		3,600	3,584,292
Series 2006-A3 Class A3, 0.546%, 7/15/11 (a)		375	374,054
Series 2007-A17 Class A, 5.12%, 10/15/14		16,610	16,713,306
Series 2008-A9 Class A9, 4.26%, 5/15/13		11,975	11,931,718
Citibank Omni Master Trust Series 2007-A9A Class A9, 1.623%, 12/23/13 (a)		32,890	29,784,155
Countrywide Asset Backed Certificates (a):
Series 2003-2 Class M1, 1.571%, 6/26/33		1,911	329,513
Series 2003-BC3 Class A2, 1.142%, 9/25/33		909	507,720
Series 2004-5 Class A, 0.972%, 10/25/34		1,834	940,131
Series 2004-13 Class AF4, 4.583%, 1/25/33		9,907	7,117,674
Series 2006-21 Class 2A1, 0.572%, 5/25/37		7,856	7,020,305
Daimler Chrysler Auto Trust Series 2006-D Class A3, 4.98%, 2/08/11		12,201	12,256,325
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF10 Class A6, 0.872%, 11/25/35 (a)		9,906	5,679,222
Ford Credit Auto Owner Trust:
Series 2006-B Class A4, 5.25%, 9/15/11		18,700	18,375,138
Series 2009-A Class A3B, 3.022%, 5/15/13 (a)		51,480	51,487,810
HSI Asset Securitization Corp. Trust Series 2006-HE1 Class 2A1, 0.572%, 10/25/36 (a)		9,640	6,000,449
Harley-Davidson Motorcycle Trust Series 2006-2 Class A2, 5.35%, 3/15/13		7,599	7,473,596

Asset-Backed Securities		Par (000)	Value

Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12%, 10/15/10	USD	8,783	$8,848,405
IXIS Real Estate Capital Trust Series 2007-HE1 Class A1, 0.582%, 5/25/37 (a)		10,251	7,322,456
Irwin Home Equity Corp. Series 2005-C Class 1A1, 0.782%, 4/25/30 (a)		1,833	1,674,837
JPMorgan Mortgage Acquisition Corp. Series 2006-HE3 Class A2, 0.542%, 11/25/36 (a)		3,430	3,146,821
Lehman XS Trust Series 2005-5N Class 3A2, 0.882%, 11/25/35 (a)		11,308	2,959,370
Long Beach Mortgage Loan Trust Series 2006-11 Class 2A1, 0.582%, 12/25/36 (a)		6,358	5,203,839
MBNA Credit Card Master Note Trust Series 2006-A4 Class A4, 0.546%, 9/15/11 (a)		4,150	4,145,733
Morgan Stanley ABS Capital I (a):
Series 2005-HE1 Class A2MZ, 0.822%, 12/25/34		820	446,026
Series 2007-NC1 Class A2A, 0.572%, 11/25/36		5,831	5,520,125
New Century Home Equity Loan Trust Series 2005-2 Class A2MZ, 0.782%, 6/25/35 (a)		2,543	1,944,878
Option One Mortgage Loan Trust Series 2003-4 Class A2, 0.842%, 7/25/33 (a)		2,805	1,262,076
Park Place Securities, Inc. Series 2005-WCH1 (a):
Class A1B, 0.822%, 1/25/35		786	749,448
Class A3D, 0.862%, 1/25/35		695	636,753
RAAC Series 2005-SP2 Class 2A, 0.822%, 6/25/44 (a)		11,022	5,376,608
Residential Asset Mortgage Products, Inc. Series 2005-RS3 Class AI2, 0.692%, 3/25/35 (a)		1,083	1,039,532
Residential Asset Securities Corp. Series 2003-KS5 Class AIIB, 1.102%, 7/25/33 (a)		1,112	554,640
SLM Student Loan Trust Series (a):
Series 2005-4 Class A2, 1.239%, 4/26/21		7,060	6,823,543
Series 2008-5 Class A2, 2.259%, 10/25/16		33,280	32,545,577
Series 2008-5 Class A3, 2.459%, 1/25/18		8,410	8,213,963
Series 2008-5 Class A4, 2.859%, 7/25/23		22,670	21,427,312
Small Business Administration:
Series 2002-P10 Class 1, 5.199%, 8/10/12		127	131,216
Series 2004-P10 Class 1, 4.504%, 2/10/14		648	648,041
Soundview Home Equity Loan Trust:
Series 2007-OPT1 Class 2A1, 0.602%, 6/25/37 (a)		2,018	1,517,631
Structured Asset Securities Corp:
Series 2003-Al2 Class A, 3.357%, 1/25/31 (b)		484	385,798
Series 2004-23XS Class 2A1, 0.822%, 1/25/35 (a)		3,375	1,565,678
Series 2006-BC6 Class A2, 0.602%, 1/25/37 (a)		9,839	8,522,276
Series 2007-BC1 Class A2, 0.572%, 2/25/37 (a)		1,451	1,241,040

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	31

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

USAA Auto Owner Trust Series 2006-4:
Class A3, 5.01%, 6/15/11	USD	10,805	$10,905,410
Class A4, 4.98%, 10/15/12		21,651	22,062,930

Total Asset-Backed Securities — 17.0%			441,929,741

U.S. Government & Agency Obligations

Fannie Mae:
2.875%, 10/12/10 (c)	34,550	35,506,966
6.25%, 2/01/11 (c)	16,780	17,725,050
1.75%, 3/23/11 (c)	39,160	39,411,995
2%, 1/09/12 (c)(d)	29,105	29,398,378
5.25%, 8/01/12 (c)	49,176	51,486,780
2.875%, 12/11/13 (c)	23,800	24,329,098
2.75%, 2/05/14 (c)	23,700	24,047,987
2.75%, 3/13/14 (c)	50,100	50,698,044
6.625%, 11/15/30	200	262,453
Federal Home Loan Banks,
5.375%, 5/15/19 (c)(d)	36,340	39,891,108
Freddie Mac, 2.125%, 3/23/12 (c)	21,625	21,788,874
Resolution Funding Corp. (e):
6.29%, 7/15/18	100	70,658
6.30%, 10/15/18	100	69,968
U.S. Treasury Bonds, 8.125%, 8/15/19 (c)	19,790	28,695,500
U.S. Treasury Notes:
2.75%, 2/15/19	97,540	98,073,544
5.25%, 2/15/29	245	301,694
4.375%, 2/15/38 (c)	11,660	13,245,037
4.50%, 5/15/38 (c)	7,310	8,534,425

Total U.S. Government & Agency Obligations — 18.6%		483,537,559

U.S. Government Agency
Mortgage-Backed Securities

Fannie Mae Guaranteed Pass-Through Certificates:
4.00%, 4/01/24 (f)	37,000	37,612,794
4.50%, 12/01/20 – 4/15/39 (c)(f)	234,832	240,516,062
5.00%, 5/15/24 – 4/15/39 (c)(f)(g)	373,049	385,323,491
5.049%, 8/01/38 (a)	17,264	17,711,901
5.157%, 8/01/38 (a)	15,420	15,867,311
5.50%, 7/01/14 – 4/15/39 (f)	69,415	72,295,573
5.872%, 12/01/37 (a)	13,810	14,346,441
6.00%, 1/01/21 – 4/15/39 (f)	12,672	13,265,421
6.28%, 8/01/11	1,800	1,908,175
6.50%, 4/13/23 – 4/15/39 (f)	16,597	17,522,744
7.00%, 4/01/32 – 4/15/39 (f)	86	91,620
Freddie Mac Mortgage Participation Certificates:
4.00%, 5/01/10	383	386,345
4.50%, 2/01/39 – 4/01/39 (f)	29,500	30,144,948
5.00%, 4/15/24 – 4/15/39 (f)	2,184	2,263,655
5.291%, 7/01/38 (a)	20,847	21,461,211
5.345%, 2/01/37 (a)	271	279,184
5.395%, 9/01/38 (a)(d)	10,141	10,459,894

U.S. Government Agency Mortgage-Backed Securities		Par (000)	Value

Freddie Mac Mortgage Participation Certificates (concluded):
5.50%, 8/01/17 – 4/15/39 (f)(g)	USD	165,711	$172,147,449
5.55%, 2/01/37 (a)		302	312,584
5.672%, 1/01/37 (a)		2,057	2,131,837
5.725%, 10/01/36 (a)		195	201,522
6.00%, 5/01/13 – 9/01/37		849	889,877
6.50%, 6/01/31 – 12/01/34		823	872,984
7.00%, 2/01/31 – 4/01/32		2,162	2,339,743
Ginnie Mae MBS Certificates:
3.75%, 5/20/34 (a)		2,223	2,223,952
4.50%, 5/15/39 (f)		74,800	76,249,250
5.00%, 4/21/39 (f)		23,000	23,790,625
5.50%, 11/15/33 – 4/15/39 (f)		28,621	29,702,847
6.00%, 11/15/28 – 4/15/39 (f)		47,935	50,039,321
6.50%, 4/15/31 – 4/15/39 (f)		34,456	36,314,564
7.00%, 4/15/29 – 6/15/35		36,323	38,769,149
7.50%, 4/15/31 – 3/15/32		391	424,517

Total U.S. Government Agency Mortgage-Backed Securities — 50.7%			1,317,866,991

U.S. Government Agency Mortgage-Backed
Securities — Collateralized Mortgage Obligations

Fannie Mae Trust:
Series 378 Class 4, 5%, 7/01/36 (h)	30,599	3,284,881
Series 378 Class 5, 5%, 7/01/36 (h)	9,603	1,120,142
Series 378 Class 19, 5%, 6/01/35 (h)	525	53,120
Series 387 Class 5, 5%, 3/25/38 (h)	6,486	850,561
Series 1999-7 Class AB, 6%, 3/25/29	497	524,790
Series 2003-41 Class XU, 4%, 7/25/15	13,036	13,094,887
Series 2003-W5 Class A, 0.742%, 4/25/33 (a)	22	19,106
Series 2004-29 Class HC, 7.50%, 7/25/30	971	1,021,572
Series 2005-63 Class PA, 5.50%, 10/25/24	7,035	7,112,335
Series 2006-26 Class QA, 5.50%, 6/25/26	1,493	1,517,172
Series 2006-M2 Class A2A, 5.271%, 10/25/32 (a)	4,600	4,927,290
Series 2007-22 Class PA, 5.50%, 3/25/37	13,394	14,044,304
Series 2007-30 Class WI, 6.371%, 4/25/37 (h)	47,143	3,749,707
Series 2007-108 Class AN, 8.87%, 11/25/37 (a)	14,133	15,578,760
Series 2008-2 Class SA, 5.881%, 2/25/38 (h)	24,028	2,018,978
Freddie Mac Multiclass Certificates:
Series 232 Class IO, 5%, 8/01/35 (h)	407	45,857
Series 2687 Class PM, 4.50%, 11/15/26	7,142	7,159,104
Series 2825 Class VP, 5.50%, 6/15/15	1,461	1,539,142
Series 3068 Class VA, 5.50%, 10/15/16	8,774	9,156,327
Series 3137 Class XP, 6%, 4/15/36	14,077	14,884,927
Series 3171 Class ST, 6.152%, 6/15/36 (h)	39,809	3,314,421
Series 3210 Class PA, 6%, 3/15/29	9,808	10,076,083
Series 3218 Class SA, 6.237%, 9/15/36 (h)	18,828	1,472,870
Series 3501 Class SC, 5.444%, 1/15/39 (h)	13,539	926,238
Series 3501 Class SJ, 6.044%, 1/15/39 (h)	13,441	1,023,438

See Notes to Financial Statements.

32	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations		Par (000)	Value

Ginnie Mae Trust (h):
Series 2007-9 Class BI, 6.35%, 3/20/37	USD	15,633	$1,074,063
Series 2007-59 Class SC, 6.03%, 7/20/37		32,489	2,106,713
Series 2007-67 Class SI, 6.04%, 11/20/37		19,358	1,208,499
Series 2007-72 Class US, 6.08%, 11/20/37		14,725	853,346
Series 2007-80 Class SA, 6.08%, 12/20/37		26,812	1,534,033

Total U.S. Government Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations — 4.8%			125,292,666

Non-U.S. Government Agency
Mortgage-Backed Securities

Collateralized Mortgage Obligations — 15.0%
Banc of America Alternative Loan Trust Series 2004-7 Class 4A1, 5%, 8/25/19	878	778,981
Bear Stearns Adjustable Rate Mortgage Trust (a):
Series 2005-4 Class 3A1, 5.37%, 8/25/35	87,120	56,307,670
Series 2006-2 Class 2A1, 5.65%, 7/25/36	31,280	15,960,534
BlackRock Capital Finance LP Series 1997-R2 Class AP, 10.428%, 12/25/35 (a)(b)(i)	10	10,183
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR4 Class 2A2A, 5.733%, 3/25/37 (a)	12,866	7,012,410
Citimortgage Alternative Loan Trust Series 2007-A8 Class A1, 6%, 10/25/37	24,776	11,505,199
Collateralized Mortgage Obligation Trust Series 57 Class D, 9.90%, 2/01/19	18	19,403
Countrywide Alternative Loan Trust:
Series 2004-18CB Class 2A5, 0.972%, 9/25/34 (a)	1,056	765,777
Series 2005-21B Class A17, 6%, 6/25/35	22,635	11,693,372
Series 2006-0A21 Class A1, 0.735%, 3/20/47 (a)	10,424	3,775,575
Series 2006-OC8 Class 2A1A, 0.612%, 11/25/36 (a)	1,009	959,454
Series 2006-OC9 Class A1, 0.597%, 9/25/35 (a)	8,499	7,717,187
Series 2006-OC10 Class 2A1, 0.612%, 11/25/36 (a)	6,719	5,902,716
Series 2006-OC11 Class 2A1, 0.622%, 1/25/37 (a)	10,537	9,098,233
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29 Class1A1, 0.792%, 2/25/35 (a)	486	245,708
Series 2006-0A5 Class 2A1, 0.722%, 4/25/46 (a)	4,934	1,756,059
Series 2006-0A5 Class 3A1, 0.722%, 4/25/46 (a)	8,760	3,504,338
Series 2007-16 Class A1, 6.503%, 10/25/37	3,646	2,016,913
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 3A1, 6%, 10/25/21	5,709	3,234,466
First Horizon Asset Securities, Inc. Series 2005-AR3 Class 3A1, 5.504%, 8/25/35 (a)	4,249	3,060,843
GMAC 93, 7.43%, 12/01/22	15,393	15,239,519
GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1, 5.25%, 7/25/35 (a)	15,581	10,002,178

Non-U.S. Government Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Harborview Mortgage Loan Trust (a):
Series 2005-8 Class 1A2A, 0.886%, 9/19/35	USD	837	$339,033
Series 2005-10 Class 2A1A, 0.866%, 11/19/35		1,587	603,478
Homebanc Mortgage Trust Series 2006-2 Class A1, 0.702%, 12/25/36 (a)		10,444	4,366,761
Impac Secured Assets CMN Owner Trust Series 2004-3 (a):
Class 1A4, 1.322%, 11/25/34		2,016	939,821
Class M1, 1.122%, 11/25/34		11,950	1,726,742
IndyMac INDX Mortgage Loan Trust Series 2006-AR41 Class A3, 0.702%, 2/25/37 (a)		16,372	6,046,600
JPMorgan Mortgage Trust:
Series 2005-A5 Class TA1, 5.433%, 8/25/35 (a)		30,525	24,784,338
Series 2006-A2 Class 4A1, 3.882%, 8/25/34 (a)		2,270	1,679,113
Series 2006-S2 Class 2A2, 5.875%, 7/25/36		2,715	1,972,361
Series 2007-S1 Class 1A2, 5.50%, 3/25/22		1,702	1,263,929
Luminent Mortgage Trust Series 2006-7 Class 1A1, 0.702%, 12/25/36 (a)		22,596	7,270,691
Maryland Insurance Backed Securities Trust Series 2006-1A Class, 5.55%, 12/10/65		2,500	875,000
Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 10.422%, 11/25/34 (a)(b)		29	18,815
Structured Adjustable Rate Mortgage Loan Trust
Series 2007-3 Class 2A1, 5.733%, 4/25/37 (a)		26,567	13,557,191
Structured Asset Securities Corp.(a):
Series 2005-GEL2 Class A, 0.802%, 4/25/35		1,311	1,092,114
Series 2005-OPT1 Class A4M, 0.872%, 11/25/35		5,037	3,232,041
WaMu Mortgage Pass-Through Certificates (a):
Series 2000-1 Class B1, 5.022%, 1/25/40 (b)		1	58
Series 2006-AR18 Class 1A1, 5.307%, 1/25/37		28,373	13,719,010
Series 2007-HY3 Class 1A1, 5.618%, 3/25/37		65,148	31,820,729
Series 2007-0A4 Class 1A, 2.403%, 5/25/47		5,225	1,976,758
Series 2007-0A5 Class 1A, 2.383%, 6/25/47		5,805	2,042,134
Wells Fargo Mortgage Backed Securities Trust (a):
Series 2005-AR10 Class 2A2, 4.191%, 6/25/35		22,587	16,729,383
Series 2005-AR15 Class 2A1, 5.114%, 9/25/35		36,669	28,158,863
Series 2006-AR2 Class 2A5, 5.077%, 3/25/36		32,583	18,649,406
Series 2006-AR3 Class A4, 5.705%, 3/25/36		33,716	18,766,288
Series 2006-AR4 Class 2A4, 5.776%, 4/25/36		1,500	764,742
Series 2006-AR12 Class 2A1, 6.097%, 9/25/36		7,734	4,854,730

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	33

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage Backed Securities Trust (a) (concluded):
Series 2006-AR15 Class A1, 5.658%, 10/25/36	USD	7,356	$3,843,658
Series 2006-AR17 Class A1, 5.327%, 10/25/36		12,727	7,036,152

			388,696,657

Commercial Mortgage-Backed Securities — 18.7%
Banc of America Commercial Mortgage, Inc. Series 2006-2 Class A4, 5.740%, 5/10/45 (a)		5,460	4,047,434
Bank of America Commercial Mortgage, Inc.
Series 2004-7 Class 4A1, 6.503%, 4/15/36		1,639	1,619,186
Bear Stearns Commercial Mortgage Securities:
Series 1998-C1 Class A2, 6.44%, 6/16/30		612	610,282
Series 2000-WF2 Class A2, 7.32%, 10/15/32 (a)		1,361	1,374,587
Series 2006-PW11 Class AJ, 5.456%, 3/11/39 (a)		7,100	2,123,342
Series 2007-PW15 Class A4, 5.331%, 2/11/44		20,950	15,270,669
CS First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class A3, 6.387%, 8/15/36		372	367,899
Series 2002-CKS4 Class A2, 5.183%, 11/15/36		2,415	2,286,313
Series 2002-CP5 Class A1, 4.106%, 12/15/35		7,668	7,413,293
Series 2003-C3 Class A5, 3.936%, 5/15/38		2,320	2,000,221
Chase Commercial Mortgage Securities Corp.:
Series 1999-2 Class A2, 7.198%, 1/15/32		17,448	17,535,970
Series 2000-1 Class A2, 7.757%, 4/15/32		17,145	17,341,859
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM, 5.70%, 12/10/49 (a)		8,750	3,580,061
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 Class A4, 5.886%, 11/15/44 (a)		10,075	7,211,789
Commercial Mortgage Pass-Through Certificates (a):
Series 2004-LB3A Class A3, 5.09%, 7/10/37		9,900	8,978,387
Series 2007-C9 Class A4, 5.816%, 12/10/49		24,360	17,714,551
DLJ Commercial Mortgage Corp. Series 2000-CKP1 Class A1B, 7.18%, 11/10/33		1,907	1,943,934
First Union National Bank Commercial Mortgage:
Series 2000-C1 Class A2, 7.841%, 5/17/32		12,263	12,436,744
Series 2001-C2 Class A2, 6.663%, 1/12/43		2,098	2,141,629
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class A2, 6.07%, 6/10/38		1,670	1,632,682
Series 2002-1A Class A3, 6.269%, 12/10/35		1,730	1,672,267
Series 2005-C4 Class A4, 5.333%, 11/10/45 (a)		2,900	2,228,645
GMAC Commercial Mortgage Securities, Inc.:
Series 1998-C2 Class D, 6.50%, 5/15/35		6,079	6,062,786
Series 1999-C3 Class A2, 7.179%, 8/15/36 (a)		725	728,402

Non-U.S. Government Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc. (concluded):
Series 2000-C1 Class A2, 7.724%, 3/15/33 (a)	USD	1,360	$1,369,837
Series 2000-C2 Class A2, 7.455%, 8/16/33 (a)		1,186	1,202,893
Series 2000-C2 Class A2, 5.485%, 5/10/40 (a)		2,465	2,379,870
Series 2001-C1 Class B, 6.67%, 4/15/34 (a)		15,000	14,310,323
Series 2004-C3 Class AAB, 4.702%, 12/10/41		700	627,413
GS Mortgage Securities Corp. II:
Series 2003-C1 Class X2, 1.029%, 1/10/40 (h)		11,206	87,022
Series 2004-GG2 Class A4, 4.964%, 8/10/38		1,625	1,432,896
Series 2006-GG6 Class A2, 5.506%, 4/10/38 (a)		18,650	17,000,943
Greenwich Capital Commercial Funding Corp.:
Series 2004-GG1 Class A4, 4.755%, 6/10/36		20,425	19,496,500
Series 2005-GG3 Class A3, 4.569%, 8/10/42		2,445	1,912,924
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2 Class A3, 6.429%, 4/15/35		21,558	21,405,244
Series 2001-CIB3 Class A3, 6.465%, 11/15/35		2,120	2,117,523
Series 2001-CIBC Class A3, 6.26%, 3/15/33		1,049	1,060,810
Series 2007-LD1 Class A2, 5.804%, 6/15/49 (a)		9,700	7,742,241
Series 2007-LD12 Class A2, 5.827%, 2/15/51		7,882	6,643,995
LB Commercial Conduit Mortgage Trust Series 1999-C2 Class A2, 7.325%, 10/15/32		10,772	10,820,008
LB-UBS Commercial Mortgage Trust:
Series 2000-C3 Class A2, 7.95%, 5/15/25 (a)		22,935	23,224,452
Series 2000-C4 Class A2, 7.37%, 8/15/26		1,076	1,088,983
Series 2005-C2 Class AJ, 5.205%, 4/15/30 (a)		1,100	494,789
Series 2005-C3 Class A5, 4.739%, 7/15/30		15,850	12,189,137
Series 2006-C1 Class A4, 5.156%, 2/15/31		22,956	17,509,611
Series 2006-C7 Class A2, 5.30%, 11/15/38		20,170	16,930,506
Series 2007-C1 Class A4, 5.424%, 2/15/40		20,390	13,846,541
Series 2007-C2 Class A3, 5.43%, 2/15/40		18,425	12,294,977
Series 2007-C7 Class A3, 5.866%, 9/15/45 (a)		20,314	14,229,742
Merrill Lynch Mortgage Trust Series 2007-C1 Class AM, 5.829%, 6/12/50 (a)(i)		1,275	517,099
Morgan Stanley Capital I:
Series 2005-HQ5 Class A4, 5.168%, 1/14/42		8,000	6,320,302
Series 2006-IQ11 Class A2, 5.693%, 10/15/42 (a)		6,715	6,055,679

See Notes to Financial Statements.

34	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I (concluded):
Series 2006-IQ12 Class A4, 5.332%, 12/15/43	USD	880	$645,775
Series 2007-HQ12 Class A2, 5.632%, 4/12/49 (a)		3,520	2,928,060
Series 2007-IQ15 Class AM, 5.882%, 6/11/49 (a)		1,825	818,506
Morgan Stanley Dean Witter Capital I Series 2000-LIFE Class A2, 7.57%, 11/15/36 (a)		16,748	16,881,706
Prudential Mortgage Capital Funding, LLC Series 2001-Rock Class A2, 6.605%, 5/10/34		2,140	2,167,266
Prudential Securities Secured Financing Corp. Series 2000-C1 Class A2, 7.727%, 5/17/32 (a)		16,650	16,751,328
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2000-C3 Class A2, 6.592%, 12/18/33		1,591	1,594,622
Series 2001-C2 Class A3, 6.499%, 11/13/36		4,835	4,802,242
WaMu Commercial Mortgage Securities Trust Series 2005-C1A Class X, 2.10%, 5/25/36 (h)		11,769	338,916
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21 Class A3, 5.210%, 10/15/44 (a)		9,420	8,706,438
Series 2006-C25 Class A4, 5.74%, 5/15/43 (a)		17,875	14,217,746
Series 2006-C25 Class A5, 5.74%, 5/15/43 (a)		19,075	13,911,962
Series 2006-C28 Class A2, 5.50%, 10/15/48		15,101	13,248,526
Series 2006-C28 Class AJ, 5.632%, 10/15/48 (a)		2,045	529,847
Series 2006-C29 Class A4, 5.308%, 11/15/48		24,400	16,202,857
Series 2006-C29 Class AJ, 5.368%, 11/15/48 (a)		2,345	579,469

			486,960,458

Total Non-U.S. Government Agency Mortgage-Backed Securities — 33.7%			875,657,115

Corporate Bonds

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc., 5.20%, 8/15/15 (b)	340	331,655
L-3 Communications Corp.:
5.875%, 1/15/15	860	797,650
Series B, 6.375%, 10/15/15	697	656,923

		1,786,228

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., 3.875%, 4/01/14	18,250	18,294,658

Airlines — 0.2%
American Airlines, Inc. Series 2003-1, 3.857%, 1/09/12	2,058	1,810,906
Continental Airlines, Inc. Series 2002-1, 6.563%, 8/15/13	2,555	2,158,975

		3,969,881

Corporate Bonds		Par (000)	Value

Capital Markets — 3.2%
The Bear Stearns Cos., Inc.
1.486%, 7/19/10 (a)	USD	4,995	$4,921,908
6.95%, 8/10/12		13,615	13,865,067
Goldman Sachs Capital II, 5.793% (a)(j)		3,180	1,323,964
The Goldman Sachs Group, Inc., 5.25%, 10/15/13		11,620	10,850,698
Lehman Brothers Holdings, Inc. (k)(l):
5.625%, 1/24/13		8,005	960,600
6.75%, 12/28/17		7,180	718
Series I, 5.25%, 2/06/12		8,415	1,072,913
Series MTN, 7%, 9/27/27		8,000	1,020,000
Morgan Stanley, 1.399%, 1/09/12 (a)		43,250	34,711,672
UBS AG:
5.75%, 4/25/18		11,000	9,200,994
Series DPNT, 5.875%, 12/20/17		7,715	6,635,602

			84,564,136

Chemicals — 0.1%
Huntsman International LLC:
7.875%, 11/15/14		2,530	1,037,300
7.375%, 1/01/15		1,285	526,850
PolyOne Corp., 8.875%, 5/01/12		2,040	887,400

			2,451,550

Commercial Banks — 1.9%
Corporacion Andina de Fomento, 6.875%, 3/15/12		5,125	5,049,529
Eksportfinans A/S, 5.50%, 5/25/16		8,025	8,590,640
HSBC Bank USA NA, 4.625%, 4/01/14		415	388,969
Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		24,950	25,222,737
Royal Bank of Scotland Group Plc, 6.99% (a)(b)(j)		4,690	2,063,600
Wachovia Bank NA, 6.60%, 1/15/38		875	691,998
Wachovia Corp., 5.50%, 5/01/13		6,500	5,993,344
Wells Fargo & Co.:
4.625%, 8/09/10		255	251,809
4.875%, 1/12/11		740	731,397

			48,984,023

Computers & Peripherals — 0.5%
International Business Machines Corp.:
5.70%, 9/14/17		8,245	8,540,765
7.625%, 10/15/18		4,000	4,588,776

			13,129,541

Consumer Finance — 0.4%
FIA Card Services NA, 4.625%, 8/03/09		3,135	3,104,600
SLM Corp.:
1.299%, 7/27/09 (a)		4,125	3,974,314
5.40%, 10/25/11		6,000	3,720,000
5.125%, 8/27/12		1,450	781,312

			11,580,226

Diversified Financial Services — 6.6%
Bank of America Corp.:
7.80%, 2/15/10		75	72,049
4.875%, 9/15/12		5,555	5,013,554
7.80%, 9/15/16		5,000	3,211,325
6%, 9/01/17 (d)		2,025	1,723,619
5.75%, 12/01/17		2,805	2,355,600

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	35

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Citigroup, Inc.:
4.125%, 2/22/10	USD	1,540	$1,486,420
5.625%, 8/27/12		10,305	7,505,451
Ford Motor Credit Co. LLC, 9.75%, 9/15/10		2,445	2,011,369
General Electric Capital Corp.:
1.80%, 3/11/11 (c)		41,600	41,710,698
5%, 11/15/11		18,780	18,675,489
6.75%, 3/15/32		5,000	4,054,490
6.15%, 8/07/37		2,770	2,048,468
6.375%, 11/15/67 (a)		10,075	4,892,239
Series A, 5%, 12/01/10		30,550	30,315,498
JPMorgan Chase & Co:
7.125%, 6/15/09		100	100,303
4.50%, 11/15/10		10	9,944
1.65%, 2/23/11 (c)		24,645	24,748,312
JPMorgan Chase Bank NA:
6%, 7/05/17		12,725	12,173,320
Series BKNT, 6%, 10/01/17		9,865	9,247,214

			171,355,362

Diversified Telecommunication Services — 1.6%
AT&T, Inc.:
5.50%, 2/01/18		9,750	9,427,811
6.50%, 9/01/37		8,975	8,099,237
Cincinnati Bell, Inc., 7.25%, 7/15/13		200	191,000
Citizens Communications Co., 6.25%, 1/15/13		235	212,969
Comcast Cable Holdings LLC, 7.875%, 8/01/13		150	151,892
GTE Corp.:
6.84%, 4/15/18		8,030	7,952,141
6.94%, 4/15/28		75	67,158
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,275	1,967,875
Series B, 7.50%, 2/15/14		905	782,825
Qwest Corp., 4.57%, 6/15/13 (a)		135	115,762
Telecom Italia Capital SA, 5.25%, 10/01/15		275	231,867
Telefonica Europe BV, 7.75%, 9/15/10		160	167,082
Verizon Communications, Inc., 8.75%, 11/01/18		11,200	12,814,816
Verizon Maryland, Inc. Series B, 5.125%, 6/15/33		95	65,810
Verizon New Jersey, Inc., 7.85%, 11/15/29		35	32,576
Verizon Virginia, Inc. Series A, 4.625%, 3/15/13		60	58,202
Windstream Corp.:
8.125%, 8/01/13		240	236,400
8.625%, 8/01/16		255	250,537

			42,825,960

Electric Utilities — 0.6%
Florida Power & Light Co.:
5.625%, 4/01/34		150	145,213
5.95%, 2/01/38		3,575	3,614,182
Florida Power Corp., 6.40%, 6/15/38		6,650	6,947,694
Nevada Power Co., 6.65%, 4/01/36		3,755	3,136,807
Southern California Edison Co. Series 08-A, 5.95%, 2/01/38		2,800	2,773,053

			16,616,949

Energy Equipment & Services — 0.1%
Halliburton Co., 7.45%, 9/15/39		1,805	1,807,029

Corporate Bonds		Par (000)	Value

Food Products — 0.9%
Kraft Foods, Inc.:
6.50%, 8/11/17	USD	7,555	$7,779,671
6.125%, 2/01/18		8,090	8,108,275
Tyson Foods, Inc., 10.50%, 3/01/14 (b)		6,490	6,619,800

			22,507,746

Gas Utilities — 0.0%
El Paso Natural Gas Co., 8.625%, 1/15/22		130	124,800

Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 5.80%, 3/15/36		3,465	2,683,022
WellPoint, Inc., 5.95%, 12/15/34		410	335,203

			3,018,225

Hotels, Restaurants & Leisure — 0.3%
American Real Estate Partners LP:
8.125%, 6/01/12		75	63,750
7.125%, 2/15/13		1,890	1,502,550
Harrah’s Operating Co., Inc., 10%, 12/15/18 (b)		1,570	471,000
Wendy’s International, Inc., 6.25%, 11/15/11		5,380	4,895,800

			6,933,100

Household Durables — 1.2%
Belvoir Land LLC Series A-1, 5.27%, 12/15/47		325	200,522
Centex Corp.:
4.55%, 11/01/10		3,890	3,539,900
5.125%, 10/01/13		4,815	3,803,850
D.R. Horton, Inc.:
6.875%, 5/01/13		7,830	6,577,200
5.625%, 9/15/14		2,269	1,781,165
Irwin Land LLC Series A-2, 5.40%, 12/15/47		600	373,398
KB Home, 6.375%, 8/15/11		6,600	5,907,000
Lennar Corp. Series B, 5.60%, 5/31/15		3,610	2,572,125
Pulte Homes, Inc., 5.20%, 2/15/15		2,720	2,152,200
Ryland Group, Inc., 5.375%, 5/15/12		2,445	2,127,150
Toll Brothers Finance Corp., 4.95%, 3/15/14		2,260	1,918,340

			30,952,850

IT Services — 0.4%
First Data Corp., 9.875%, 9/24/15		10,240	5,990,400
Sabre Holdings Corp., 6.35%, 3/15/16		10,080	3,830,400

			9,820,800

Independent Power Producers & Energy Traders — 0.3%
AES Ironwood LLC, 8.875%, 11/30/25		84	73,691
AES Red Oak LLC Series B, 9.20%, 11/30/29		50	43,500
NRG Energy, Inc., 7.375%, 2/01/16		90	83,700
TXU Corp., 5.55%, 11/15/14		9,960	3,705,986
Texas Competitive Electric Holdings Co. LLC Series B, 10.25%, 11/01/15 (m)		7,835	3,917,500

			7,824,377

Insurance — 0.9%
American General Corp., 7.50%, 8/11/10		150	108,737
American International Group, Inc., 6.25%, 5/01/36		5,255	1,844,011
Hartford Life Global Funding Trusts (a):
1.49%, 9/15/09		1,285	1,211,702
1.50%, 6/16/14		13,275	8,390,968

See Notes to Financial Statements.

36	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Insurance (concluded)
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (b)	USD	11,675	$10,662,672
Monument Global Funding Ltd., 0.736%, 6/16/10 (a)		2,510	2,332,178

			24,550,268

Internet & Catalog Retail — 0.3%
Expedia, Inc., 7.456%, 8/15/18		8,620	7,240,800

Media — 2.6%
Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (a)		605	605,000
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13		670	716,517
Comcast Corp.:
5.90%, 3/15/16		425	410,535
6.50%, 1/15/17		7,050	6,978,901
7.05%, 3/15/33		155	144,049
6.50%, 11/15/35		125	110,408
6.45%, 3/15/37		7,000	6,115,550
6.95%, 8/15/37		3,275	3,049,719
Cox Communications, Inc.:
7.125%, 10/01/12		3,895	3,877,387
8.375%, 3/01/39 (b)		5,775	5,418,394
Idearc, Inc., 8%, 11/15/16 (k)(l)		4,360	114,450
News America, Inc.:
7.125%, 4/08/28		125	102,200
7.625%, 11/30/28		140	120,473
6.40%, 12/15/35		5,210	3,859,782
6.75%, 1/09/38		5,060	5,105,641
Shaw Communications, Inc., 7.20%, 12/15/11		3,135	3,111,487
TCI Communications, Inc., 8.75%, 8/01/15		360	388,388
Time Warner Cable, Inc., 5.85%, 5/01/17		9,475	8,494,300
Time Warner Cos., Inc.:
9.125%, 1/15/13		9,715	10,205,909
7.57%, 2/01/24		720	664,022
Time Warner Entertainment Co. LP, 8.375%, 3/15/23		150	145,272
Time Warner, Inc., 6.75%, 4/15/11		200	202,985
Viacom, Inc., 5.75%, 4/30/11		7,630	7,432,833

			67,374,202

Metals & Mining — 0.1%
Aleris International, Inc., 9%, 12/15/14 (k)(l)		140	84
Arch Western Finance LLC, 6.75%, 7/01/13		795	727,425
Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (a)		1,150	945,875

			1,673,384

Multi-Utilities — 0.0%
CenterPoint Energy, Inc., 7.25%, 9/01/10		480	481,174

Multiline Retail — 1.1%
Macys Retail Holdings, Inc., 5.35%, 3/15/12		3,605	2,829,763
Target Corp., 6%, 1/15/18		24,975	25,083,691

			27,913,454

Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		7	6,029
6.45%, 9/15/36		6,185	4,323,098
BP Capital Markets Plc, 3.125%, 3/10/12		11,425	11,472,037

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Canadian Natural Resources, Ltd., 5.90%, 2/01/18	USD	2,625	$2,351,407
Compton Petroleum Finance Corp., 7.625%, 12/01/13		20	6,300
ConocoPhillips Australia Funding Co., 1.497%, 4/09/09 (a)		988	987,998
ConocoPhillips:
7%, 3/30/29		80	79,405
6.50%, 2/01/39		1,825	1,780,244
Consolidated Natural Gas Co.:
Series A, 5%, 3/01/14		235	230,208
Series C, 6.25%, 11/01/11		150	154,263
Devon Financing Corp. ULC, 7.875%, 9/30/31		3,100	3,167,574
Enterprise Products Operating LP, 4.95%, 6/01/10		450	442,197
Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		5,350	5,109,250
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		7,100	6,134,052
Overseas Shipholding Group, Inc., 7.50%, 2/15/24		115	67,850
Shell International Finance B.V., 4%, 3/21/14		14,500	14,703,449
Tennessee Gas Pipeline Co., 7%, 10/15/28		920	782,604
XTO Energy, Inc., 6.75%, 8/01/37		3,370	3,067,091

			54,865,056

Pharmaceuticals — 2.3%
Abbott Laboratories, 5.125%, 4/01/19		6,150	6,185,233
Bristol-Myers Squibb Co., 6.875%, 8/01/97		75	73,444
Eli Lilly & Co., 3.55%, 3/06/12		5,415	5,532,359
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		8,050	8,375,212
Novartis Securities Investment Ltd., 5.125%, 2/10/19		6,590	6,690,972
Pfizer, Inc., 5.35%, 3/15/15		19,300	20,362,388
Roche Holdings Inc. (b):
3.249%, 2/25/11 (a)		2,735	2,730,145
5%, 3/01/14		10,875	11,130,856

			61,080,609

Road & Rail — 0.1%
The Hertz Corp., 8.875%, 1/01/14		2,435	1,476,219

Software — 0.2%
Oracle Corp., 5.75%, 4/15/18 (g)		5,980	6,240,842

Thrifts & Mortgage Finance — 0.0%
Countrywide Financial Corp., 5.80%, 6/07/12		900	781,594

Trading Companies & Distributors — 0.2%
United Rentals North America, Inc., 6.50%, 2/15/12		7,455	5,964,000

Wireless Telecommunication Services — 0.2%
Rogers Wireless, Inc., 7.50%, 3/15/15		140	145,096
Vodafone Group Plc:
5%, 12/16/13		275	278,680
5%, 9/15/15		55	53,563
6.15%, 2/27/37		4,325	4,077,947

			4,555,286

Total Corporate Bonds — 29.3%			762,744,329

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	37

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value

Bundesrepublik Deutschland:
Series 05, 4%, 1/04/37	EUR	2,105	$2,829,012
Series 07, 4.25%, 7/04/39		5,600	7,945,368
Israel Government AID Bond:
5.50%, 9/18/23	USD	850	956,417
5.50%, 4/26/24		625	704,097
Mexico Government International Bond, 6.375%, 1/16/13		2,378	2,508,790
United Kingdom Gilt, 4.25%, 12/07/49	GBP	4,880	6,818,234

Total Foreign Government Obligations — 0.8%			21,761,918

Capital Trusts

Capital Markets — 0.0%
Credit Suisse Guernsey Ltd., 5.86% (a)(j)	USD	3,101	1,149,221
Lehman Brothers Holdings Capital Trust VII, 5.857% (j)(k)(l)		1,868	187

			1,149,408

Commercial Banks — 0.4%
BAC Capital Trust VI, 5.625%, 3/08/35		3,555	1,511,294
Barclays Bank Plc (a)(b)(j):
7.43%		100	41,543
8.55%		6,660	2,397,600
Wachovia Capital Trust III, 5.80% (a)(j)		1,865	671,400
Wells Fargo & Co. Series K, 7.98% (a)(j)		9,702	4,559,940

			9,181,777

Diversified Financial Services — 0.5%
Bank of America Corp. Series K, 8% (a)(j)		3,930	1,573,926
JPMorgan Chase & Co., 7.90% (a)(j)		18,025	11,583,586

			13,157,512

Insurance — 0.7%
American International Group, Inc., 8.175%, 5/15/58 (a)(b)		2,630	224,079
Chubb Corp., 6.375%, 3/29/67 (a)		6,825	3,895,778
Lincoln National Corp. (a):
7%, 5/17/66		4,185	878,850
6.05%, 4/20/67		2,500	525,000
MetLife, Inc., 6.40%, 12/15/66		7,995	3,357,900
Progressive Corp., 6.70%, 6/15/37 (a)		6,460	2,905,947
Reinsurance Group of America, 6.75%, 12/15/65 (a)		4,415	1,723,881
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		5,715	3,032,733
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)		5,275	2,162,750

			18,706,918

Total Capital Trusts — 1.6%			42,195,615

Total Long-Term Investments (Cost — $4,602,421,981) — 156.5%			4,070,985,934

Short-Term Securities		Par (000)	Value

U.S. Government & Agency Obligations — 0.3%
Federal Home Loan Bank Discount Notes, 0.10%, 5/01/09 (n)	USD	8,900	$8,899,258

Total Short-Term Securities (Cost — $8,899,258) — 0.4%			8,899,258

Options Purchased		Contracts (o)

Over-the-Counter Call Options
Receive a fixed rate of 2.5% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Barclays Bank Plc		28	759,655

Over-the-Counter Put Options
Pay a fixed rate of 5.5% and receive a floating rate based 3-month LIBOR, expiring December 2009, Broker Bank of America NA		19	72,852

Total Options Purchased (Cost — $1,319,050) — 0.0%			832,507

Total Investments Before TBA Sale Commitments and Options Written (Cost — $4,612,640,289*) — 156.9%			4,080,717,699

TBA Sale Commitments (f)		Par (000)

Fannie Mae Guaranteed Pass-Through Certificates:
4.50%, 12/01/20 – 4/15/39		(141,700)	(144,799,688)
5.00%, 5/15/24 – 4/15/39		(276,800)	(285,623,000)
5.50%, 7/01/14 – 4/15/39		(33,100)	(34,351,577)
6.00%, 1/01/21 – 4/15/39		(12,600)	(13,161,968)
6.50%, 4/13/23 – 4/15/39		(16,517)	(17,395,199)
7.00%, 4/01/32 – 4/15/39		(80)	(85,380)
Freddie Mac Mortgage Participation Certificates:
4.50%, 2/01/39 – 4/01/39		(28,600)	(29,189,875)
5.00%, 4/15/24 – 4/15/39		(100)	(103,125)
5.50%, 8/01/17 – 4/15/39		(66,400)	(68,890,000)
6.00%, 5/01/13 – 9/01/37		(500)	(522,656)
Ginnie Mae MBS Certificates:
6.50% 4/15/31 – 4/15/39		(10,200)	(10,700,432)

Total TBA Sale Commitments (Proceeds Received — $597,534,697) — (23.2)%			(604,822,900)

Options Written		Contracts (o)

Over-the-Counter Call Options
Pay a fixed rate of 4.74% and receive a floating rate based on 3-month LIBOR, expiring May 2009, Broker Deutsche Bank AG		124	(20,163,312)
Pay a fixed rated of 4.87% and receive a floating rate based on 3-month LIBOR, expiring February 2010, Broker UBS AG		116	(17,891,011)
Pay a fixed rated of 5.485% and receive a floating rate based on expiring 3-month LIBOR, Broker JPMorgan Chase Bank NA		5	(1,146,571)
Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA		3	(823,616)

See Notes to Financial Statements.

38	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio

Options Written	Contracts (o)	Value

Over-the-Counter Call Options (concluded)
Pay a fixed rated of 3.31% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker JPMorgan Chase Bank NA	28	$(1,269,352)
Pay a fixed rated of 3.32% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker Deutsche Bank AG	20	(916,760)
Pay a fixed rated of 3.4% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker JPMorgan Chase Bank NA	21	(1,051,659)
Pay a fixed rated of 3.47% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker Deutsche Bank AG	27	(1,503,447)

		(44,765,728)

Over-the-Counter Put Options
Receive a fixed rate of 4.74% and pay a floating rate based on 3-month LIBOR, expiring May 2009, Broker Deutsche Bank AG	124	(125)
Receive a fixed rate of 4.87% and pay a floating rate based on 3-month LIBOR expiring February 2010, UBS AG	116	(418,680)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank NA	5	(2,516)
Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA	3	(2,882)
Receive a fixed rate of 3.31% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker JPMorgan Chase Bank NA	28	(889,924)
Receive a fixed rate of 3.32% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Deutsche Bank AG	20	(628,620)
Receive a fixed rate of 3.4% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker JPMorgan Chase Bank NA	21	(597,870)
Receive a fixed rate of 3.47% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Deutsche Bank AG	27	(735,221)
Receive a fixed rate of 4.5% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Barclays Bank Plc	28	(655,517)

		(3,931,355)

Total Options Written (Premiums Received — $30,161,500) — (1.9)%		(48,697,083)

Total Investments — 131.8%		3,427,197,716
Liabilities in Excess of Other Assets — (31.8%)		(826,310,990)

Net Assets — 100.0%		$2,600,886,726

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,617,693,633

Gross unrealized appreciation	$41,895,722
Gross unrealized depreciation	(578,871,656)

Net unrealized depreciation	$(536,975,934)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents or includes a to-be-announced transaction. The Master Portfolio has committed to purchasing securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Bank of America NA	$81,141,590	$781,324
Barclays Bank Plc	$17,603,063	$(83,835)
Citigroup NA	$75,369,184	$(9,758)
Credit Suisse International	$(139,342,764)	$(2,497,161)
Deutsche Bank AG	$241,064,344	$2,269,541
Goldman Sachs Bank USA	$(38,115,938)	$(357,346)
Greenwich Capital	$75,944,287	$865,496
JPMorgan Chase Bank NA	$(4,400,838)	$(213,252)
Morgan Stanley Capital Services, Inc.	$132,657,343	$1,474,715

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(i)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain	Income

BlackRock Capital Finance LP Series 1997-R2Class AP, 10.428%, 12/25/35	—	—	—	$617
Merrill Lynch Mortgage Trust Series 2007-C1 Class AM, 5.829%, 6/12/50*	—	—	—	$37,160

*	No longer an affiliate of the Master Portfolio.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Non-income producing security.

(l)	Issuer filed for bankruptcy and/or is in default of interest payments.

(m)

Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield at the time of purchase.

(n)	Rate shown is the yield to the maturity as of the date of purchase.

(o)	One contract represents a notional amount of $1,000,000.

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	39

Schedule of Investments (continued)	Master Total Return Portfolio

•	Reverse repurchase agreements outstanding as of March 31, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

JPMorgan Securities	0.32%	2/17/09	TBD	$9,830,496	$9,826,827
JPMorgan Securities	0.33%	2/19/09	TBD	10,053,947	10,050,170
JPMorgan Securities	0.35%	2/19/09	TBD	5,323,004	5,320,935
JPMorgan Securities	0.33%	2/24/09	TBD	10,891,743	10,888,250
JPMorgan Securities	0.35%	2/26/09	TBD	45,520,167	45,505,125
JPMorgan Securities	0.35%	2/26/09	TBD	30,800,779	30,790,601
JPMorgan Securities	0.35%	2/26/09	TBD	26,624,877	26,616,079
JPMorgan Securities	0.38%	3/02/09	TBD	4,239,408	4,238,066
JPMorgan Securities	0.30%	3/13/09	TBD	48,422,427	48,414,761
Barclays Bank Plc	0.30%	3/13/09	TBD	28,056,065	28,052,325
Barclays Bank Plc	0.30%	3/13/09	TBD	13,002,633	13,000,900
Barclays Bank Plc	0.30%	3/13/09	TBD	5,832,027	5,831,250
JPMorgan Securities	0.32%	3/18/09	TBD	17,214,647	17,212,504
Barclays Bank Plc	0.26%	3/18/09	TBD	2,619,227	2,618,963
Credit Suisse	0.60%	3/18/09	4/13/09	33,155,735	33,148,000
Barclays Bank Plc	0.70%	3/20/09	4/13/09	11,929,087	11,927,000
Barclays Bank Plc	0.45%	3/24/09	TBD	39,672,167	39,668,200
Barclays Bank Plc	0.45%	3/24/09	TBD	23,473,347	23,471,000
Credit Suisse Securities	0.70%	3/24/09	4/13/09	15,086,346	15,084,000
Credit Suisse Securities	0.70%	3/25/09	4/13/09	23,177,954	23,175,250
Cantor Fitzgerald & Co.	0.34%	3/27/09	TBD	19,573,924	19,573,000
Cantor Fitzgerald & Co.	0.34%	3/27/09	TBD	23,721,985	23,720,865
Cantor Fitzgerald & Co.	0.31%	3/27/09	TBD	23,306,003	23,305,000
Cantor Fitzgerald & Co.	0.31%	3/27/09	TBD	31,547,213	31,545,855

Total				$503,075,208	$502,984,926

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation

237	Long Gilt	London	June 2009	$41,199,950	$698,592
66	Euro-Bund Future	Eurex	June 2009	$10,859,510	51,487
981	30-Year U.S. Treasury Bond	Chicago	June 2009	$124,321,521	2,917,245

Total					$3,667,324

•	Financial futures contracts sold as of March 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

96	Euro Dollar Future	March 2010	$23,599,852	$(88,148)
32	Euro Dollar Future	March 2011	$7,793,182	(49,218)
93	Euro Dollar Future	June 2010	$22,809,982	(101,731)
32	Euro Dollar Future	June 2011	$7,777,182	(49,618)
647	Euro Dollar Future	June 2009	$157,714,735	(2,256,015)
94	Euro Dollar Future	September 2010	$23,001,212	(119,263)
32	Euro Dollar Future	September 2011	$7,763,492	(47,708)
164	Euro Dollar Future	September 2009	$40,441,775	(109,275)
94	Euro Dollar Future	December 2010	$22,941,775	(130,525)
33	Euro Dollar Future	December 2011	$7,993,290	(44,273)
163	Euro Dollar Future	December 2009	$40,130,003	(112,660)
438	5-Year U.S. Treasury Bond	June 2009	$51,493,099	(526,245)
696	10-Year U.S. Treasury Bond	June 2009	$86,270,334	(88,041)

Total				$(3,722,720)

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

Currency Purchased			Currency Sold	Counter- party	Settlement Date	Unrealized Depreciation

USD	13,058,546	EUR	10,146,500	Citibank NA	5/20/09	$(422,190)
USD	15,750,270	GBP	11,263,500	Deutsche Bank AG	6/10/09	(414,958)

Total						$(837,148)

See Notes to Financial Statements.

40	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Schedule of Investments (continued)	Master Total Return Portfolio

•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counter- party	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

5.496%(a)	3-month LIBOR	Bank of America NA	July 2009	USD	10,000	$138,240
4.05%(a)	3-month LIBOR	Barclays Bank Plc	December2009	USD	57,800	1,136,587
4.51%(a)	3-month LIBOR	UBS AG	September 2010	USD	5,600	266,701
4.906%(a)	3-month LIBOR	UBS AG	December 2011	USD	115,000	9,952,955
4.897%(a)	3-month LIBOR	JPMorgan Chase Bank NA	December 2011	USD	165,000	14,336,442
4.324%(a)	3-month LIBOR	Citibank NA	July 2013	USD	47,700	4,431,061
2.24%(a)	3-month LIBOR	Deutsche Bank AG	March 2014	USD	38,600	45,769
2.81%(a)	3-month LIBOR	Citibank NA	February 2016	USD	50,000	832,472
2.975%(a)	3-month LIBOR	Citibank NA	December 2018	USD	9,000	93,165
2.295%(a)	3-month LIBOR	Citibank NA	December 2018	USD	35,200	(1,699,818)
2.21%(a)	3-month LIBOR	Goldman Sachs Bank USA	December 2018	USD	37,100	(2,062,865)
2.823%(a)	3-month LIBOR	Barclays Bank Plc	March 2019	USD	14,000	(65,645)
5.411%(a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	24,125	6,207,169
3.50%(a)	3-month LIBOR	Barclays Bank Plc	March 2040	USD	7,400	(181,160)

Total						$33,431,073

	(a)	Trust pays floating interest rate and receives fixed rate.

	(b)	Trust pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counter- party	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Centrex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD	3,890	$(145,867)
RadioShack Corp.	1.16%	UBS AG	December 2010	USD	7,625	119,774
Limited Brands, Inc.	1.065%	UBS AG	December 2010	USD	7,625	521,795
Knight, Inc.	1.80%	Credit Suisse International	January 2011	USD	5,350	(22,604)
Sara Lee Corp.	0.604%	JP Morgan Chase Bank NA	March 2011	USD	7,720	(3,944)

Issuer	Pay Fixed Rate	Counter- party	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Viacom, Inc.	2.4%	Deutsche Bank AG	June 2011	USD	7,630	$68,601
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD	7,770	(33,046)
KB Home	4.9%	JPMorgan Chase Bank NA	September 2011	USD	6,600	—
United Rentals, Inc.	5.0%	JPMorgan Chase Bank NA	March 2012	USD	7,455	25,593
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD	2,445	(93,438)
Polyone Corp.	5.0%	Morgan Stanley Capital Services, Inc.	June 2012	USD	2,040	(14,680)
Macy’s, Inc.	7.5%	Morgan Stanley Capital Services, Inc.	June 2012	USD	3,605	—
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD	7,830	(271,450)
Expedia, Inc.	5.0%	Citibank NA	September 2013	USD	1,430	(10,405)
Expedia, Inc.	5.0%	Citibank NA	September 2013	USD	4,275	(31,105)
Expedia, Inc.	5.18%	Goldman Sachs Bank USA	September 2013	USD	2,915	(40,478)
Wendy’s International, Inc.	2.9%	JPMorgan Chase Bank NA	September 2013	USD	5,380	(104,420)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD	7,800	232,393
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	4,815	(40,143)
Hertz Corp.	5.0%	Goldman Sachs Bank USA	March 2014	USD	1,275	(167,657)
Hertz Corp.	5.0%	Goldman Sachs Bank USA	March 2014	USD	1,160	(71,336)
Tyson Foods, Inc.	4.1%	Barclays Bank Plc	March 2014	USD	3,240	(156,544)
Tyson Foods, Inc.	4.22%	Barclays Bank Plc	March 2014	USD	3,250	(173,937)
Toll Brothers Finance Corp.	2.0%	JPMorgan Chase Bank NA	March 2014	USD	2,260	(24,415)
Idearc, Inc.	5.0%	Barclays Bank Plc	June 2014	USD	4,360	141,700

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	41

Schedule of Investments (concluded)	Master Total Return Portfolio

•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2009 were as follows (concluded):

Issuer	Pay Fixed Rate	Counter- party	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD 2,269	$(125,882)
Huntsman International LLC	5.0%	Goldman Sachs Bank USA	December 2014	USD 2,530	(47,473)
Energy Future Holdings Corp.	5.0%	Morgan Stanley Capital Services, Inc.	December 2014	USD 9,960	(425,939)
Pulte-Homes, Inc.	3.0%	JPMorgan Chase Bank NA	March 2015	USD 2,720	(79,666)
Huntsman International LLC	5.0%	Goldman Sachs Bank USA	March 2015	USD 1,285	91,962
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD 3,610	(163,056)
First Data Corp.	5.0%	Goldman Sachs Bank USA	December 2015	USD 1,275	(37,185)
First Data Corp.	5.0%	JPMorgan Chase Bank NA	December 2015	USD 2,440	(83,363)
First Data Corp.	5.0%	Barclays Bank Plc	December 2015	USD 2,370	(80,971)
First Data Corp.	5.0%	Barclays Bank Plc	December 2015	USD 2,240	(76,530)
First Data Corp.	5.0%	Credit Suisse International	December 2015	USD 1,915	(65,426)
Sabre Holdings Corp.	5.0%	JPMorgan Chase Bank NA	March 2016	USD 5,040	(277,911)
Sabre Holdings Corp.	5.0%	JPMorgan Chase Bank NA	March 2016	USD 5,040	(303,111)

Total					$(1,970,164)

•	Credit default swaps on single-name issues — sold protection outstanding as of March 31, 2009 were as follows:

Issuer	Received Fixed Rate	Counter- party	Expiration	Credit Rating[1]	Notional Amount (0002)	Unrealized Depreciation

SLM Corp.	5.00%	Barclays Bank Plc	March 2013	BBB	USD 5,000	$(1,835,295)

[1]	Using Standard and Poor’s ratings.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

EUR Euro GBP British Pound USD U.S. Dollar

•

Effective October 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	—	—	$3,667,324	$(3,722,720)
Level 2	$4,063,496,318	$(604,822,900)	39,474,886	(561,535,922)
Level 3	16,388,874	—	—	—

Total	$4,079,885,192	$(604,822,900)	$43,142,210	$(565,258,642)

*

Other financial instruments are swaps, options, futures, reverse repurchase agreements and foreign currency exchange contracts. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and reverse repurchase agreements and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) that were used in determining fair value:

Investments in Securities

Assets

Balance as of September 30, 2008	$1,974,075
Accrued discounts/premiums	2
Realized gain	395
Change in unrealized appreciation/depreciation[1]	(9,682,208)
Net sales	(120,300)
Net transfers out of Level 3	24,216,910

Balance, as of March 31, 2009	$16,388,874

[1]	Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations.

See Notes to Financial Statements.

42	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Statement of Assets and Liabilities	Master Total Return Portfolio

March 31, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $4,612,630,168)	$4,080,707,516
Investments at value — affiliated (cost — $10,121)	10,183
Cash	551,054
Foreign currency at value (cost — $1,138)	1,131
TBA sales commitments receivable	597,534,697
Investments sold receivable	227,473,357
Unrealized appreciation on swaps	38,642,379
Interest receivable — unaffiliated	27,322,754
Swaps premiums paid	20,420,766
Swaps receivable	6,651,990
Contributions receivable from investor	5,056,987
Principal paydowns receivable	1,932,087
Margin variation receivable	534,853
Interest receivable — affiliated	89
Prepaid expenses	72,236
Other assets	9,801

Total assets	5,006,921,880

Liabilities

Investments purchased payable	1,224,774,876
TBA sale commitments (proceeds — $597,534,697)	604,822,900
Reverse repurchase agreements	502,984,926
Options written at value (premiums received — $30,161,500)	48,697,083
Unrealized depreciation on swaps	9,016,765
Swaps payable	6,306,307
Cash held as collateral for swaptions	4,100,000
Withdrawals payable to investors	4,070,924
Unrealized depreciation on foreign currency exchange contracts	837,148
Investment advisor payable	158,171
Interest expense payable	90,284
Other affiliates payable	29,445
Officer’s and Directors’ fees payable	2,210
Other accrued expenses payable	144,115

Total liabilities	2,406,035,154

Net Assets	$2,600,886,726

Net Assets Consist of

Investors’ capital	$3,129,916,363
Net unrealized appreciation/depreciation	(529,029,637)

Net Assets	$2,600,886,726

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	43

Statement of Operations	Master Total Return Portfolio

Six Months Ended March 31, 2009 (Unaudited)

Investment Income

Interest	$91,163,211
Income — affiliated	37,777
Dividends	84,551

Total income	91,285,539

Expenses

Investment advisory	972,617
Accounting services	306,545
Custodian	116,996
Professional	74,778
Officer and Directors	50,242
Printing	3,842
Miscellaneous	84,659

Total expenses excluding interest expense	1,609,679
Interest expense	423,349

Total expenses	2,033,028
Less fees paid indirectly	(1,518)

Total expenses after fees paid indirectly	2,031,510

Net investment income	89,254,029

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(63,919,580)
Futures and swaps	(19,262,994)
Options written	(17,016,807)
Foreign currency	15,783,696

(84,415,685)

Net change in unrealized appreciation/depreciation on:
Investments	(126,206,660)
Futures and swaps	50,063,534
Options written	(15,419,589)
TBA sale commitments	(10,563,864)
Foreign currency	(8,201,792)

(110,328,371)

Total realized and unrealized loss	(194,744,056)

Net Decrease in Net Assets Resulting from Operations	$(105,490,027)

See Notes to Financial Statements.

44	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Statements of Changes in Net Assets	Master Total Return Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008

Operations

Net investment income	$89,254,029	$210,800,448
Net realized gain (loss)	(84,415,685)	9,509,510
Net change in unrealized appreciation/depreciation	(110,328,371)	(411,992,926)

Net decrease in net assets resulting from operations	(105,490,027)	(191,682,968)

Capital Transactions

Proceeds from contributions	245,505,886	808,890,417
Fair value of withdrawals	(784,078,109)	(1,352,430,633)

Net decrease in net assets derived from capital transactions	(538,572,223)	(543,540,216)

Net Assets

Total decrease in net assets	(644,062,250)	(735,223,184)
Beginning of period	3,244,948,976	3,980,172,160

End of period	$2,600,886,726	$3,244,948,976

Financial Highlights	Master Total Return Portfolio

	Six Months Ended March 31, 2009 (Unaudited)					Period October 1, 2003[1] to September 30, 2004

		Year Ended September 30,

		2008	2007	2006	2005

Total Investment Return

Total investment return	(3.30)%[2]	(5.76)%	4.45%	3.88%	3.13%	4.34%[2]

Ratios to Average Net Assets

Total expenses after fees paid indirectly and excluding interest expense	0.12%[3]	0.10%	0.10%	0.12%	0.10%	0.10%[3]

Total expenses after fees paid indirectly	0.15%[3]	0.15%	0.10%	0.12%	0.10%	0.10%[3]

Total expenses	0.15%[3]	0.15%	0.10%	0.12%	0.10%	0.10%[3]

Net investment income	6.52%[3]	5.59%	5.35%	4.90%	3.81%	3.39%[3]

Supplemental Data

Net assets, end of period (000)	$2,600,887	$3,244,949	$3,980,172	$2,902,237	$2,871,830	$2,726,752

Portfolio turnover	290%[4]	1,081%[5]	153%	208%	235%	258%

[1]	Commencement of operations.

[2]	Aggregate total investment return.

[3]	Annualized.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.

[5]	Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	45

Notes to Financial Statements (Unaudited)	Master Total Return Portfolio

1. Organization and Significant Accounting Policies:

Master Total Return Portfolio (the “Master Portfolio”) is a part of Master Bond LLC (the “Master LLC”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation of Investments: The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Master LLC’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Investments in open-end investment companies are valued at net-asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers which are derived using daily swap curves and trades of underlying securities. TBA commitments are valued at the current market value of the underlying securities. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the respective Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Master Portfolio are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Master Portfolio may engage in various portfolio investment strategies both to increase the return of the Master Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

46	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (continued)	Master Total Return Portfolio

•

Financial futures contracts — The Master Portfolio may purchase or sell financial futures contracts and options on futures contracts for investment purposes or to manage its interest rate risk. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Master Portfolio agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counter-parties to meet the terms of their contracts.

•

Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Master Portfolio may enter into forward currency contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Master Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Master Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

•

Foreign currency options and futures — The Master Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Master Portfolio, sold by the Master Portfolio but not yet delivered, or committed or anticipated to be purchased by the Master Portfolio.

•

Options — The Master Portfolio may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Master Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Master Portfolio enters into a closing transaction), the Master Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Master Portfolio writes a call option, such option is “covered”, meaning that the Master Portfolio holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Master Portfolio bears the market risk of an unfavorable change in the price of the underlying security or index. Exercise of a written option could result in the Master Portfolio purchasing a security at a price different from the current market value. The Master Portfolio may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Master Portfolio to the risk of default by the counterparty to the transaction.

•

Swaps — The Master Portfolio may enter into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	47

Notes to Financial Statements (continued)	Master Total Return Portfolio

perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps — The Master Portfolio may enter into credit default swaps for investment purposes or to manage their credit risk. The Master Portfolio enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place (e.g. bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). The Master Portfolio may either buy or sell (write) credit default swaps. As a buyer, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty, the Master Portfolio may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged.

Interest rate swaps — The Master Portfolio may enter into interest rate swaps for investment purposes or to manage their interest rate risk. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Total return swaps — The Master Portfolio may enter into total return swaps for investment purposes or to manage its interest rate risk. Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Master Portfolio will receive a payment from or make a payment to the counterparty.

•

Swap options — Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Master Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United

48	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (continued)	Master Total Return Portfolio

States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Master Portfolio may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Mortgage Dollar Rolls: The Master Portfolio may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Master Portfolio, and the income from these investments will generate income for the Master Portfolio. The Master Portfolio will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Master Portfolio.

Reverse Repurchase Agreements: The Master Portfolio may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Master Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Master Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Master Portfolio’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Master Portfolio’s obligation to repurchase the securities.

TBA Commitments: The Master Portfolio may enter into to-be-announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Master Portfolio’s other assets.

Zero-Coupon Bonds: The Master Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	49

Notes to Financial Statements (continued)	Master Total Return Portfolio

bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio segregate assets in connection with certain investments (e.g., dollar rolls, TBA’s beyond normal settlement, options, swaps, written options, forward foreign currency contracts and financial futures contracts) or certain borrowings (e.g., reverse repurchase agreements), the Master Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Master Portfolio may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, reverse repurchase agreements, swaps and written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend dates. Interest income is recognized on the accrual basis. The Master Portfolio amortizes all premiums and discounts on debt securities.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on the interest, dividends and capital gains at various rates. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remain open for each of the four years ended September 30, 2008. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Master Portfolios’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Master Portfolio. For such services, the Master Portfolio pays a monthly fee based upon the aggregate average daily value of the net assets of the Master Portfolio and BlackRock High Income Fund of BlackRock Bond Fund, Inc. at an annual rate of 0.20% of the aggregate average daily net assets not exceeding $250 million; 0.15% of the aggregate average daily net assets in excess of $250 million but less than $500 million; 0.10% of average daily net assets in excess of $500 million but less than $750 million and 0.05% of the aggregate average daily net assets in excess of $750 million. For the six months ended March 31, 2009, the aggregate average daily net assets of the Master Portfolio and BlackRock High Income Fund was approximately $3,565,261,000.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by

50	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Notes to Financial Statements (concluded)	Master Total Return Portfolio

the Master Portfolio to the Advisor. For the six months ended March 31, 2009, the Master Portfolio reimbursed the Advisor $29,120 for certain accounting services, which are included in accounting services in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master Portfolio reimburses the Advisor for compensation paid to the Master Portfolio’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities and government securities, for the six months ended March 31, 2009 were $12,204,054,681 and $13,546,758,121, respectively.

Purchases and sales (including paydowns) of US government securities, for the six months ended March 31, 2009, were $2,545,950,583 and $2,527,707,405, respectively.

Purchases and sales of mortgage dollar rolls, for the six months ended March 31, 2009, were $5,729,132,711 and $5,737,830,172, respectively.

Transactions in options written for the six months ended March 31, 2009 were as follows:

	Contracts†	Premiums Received

Outstanding call options written, beginning of period	597	$21,278,695
Options written	263	13,897,525
Options expired	(122)	(2,219,500)
Options closed	(394)	(18,585,495)

Outstanding call options written, at end of period	344	$14,371,225

†	Some contracts represent a notional amount of $1,000,000.

	Contracts†	Premiums Received

Outstanding put options written, beginning of period	1,117	$24,958,498
Options written	290	15,316,575
Options expired	(642)	(5,899,303)
Options closed	(393)	(18,585,495)

Outstanding put options written, at end of period	372	$15,790,275

†	Some contracts represent a notional amount of $1,000,000.

4. Short-Term Borrowings:

The Master Portfolio, on behalf of the Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended March 31, 2009.

5. Average Borrowings:

For the six months ended March 31, 2009, the Master Portfolio’s average borrowings outstanding was approximately $189,758,281 and the daily weighted average interest rate was 0.223%.

6. Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Master Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	51

Officers and Directors of the Fund and Master Bond LLC

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Chairman of the Board, Director and Member of the Audit Committee
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Vice Chairman of the Board, Director and Member of the Audit Committee
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian of the Fund
The Bank of New York Mellon
New York, NY 10286

Custodian of Master Bond LLC
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

The Fund is managed by a team of investment professionals. Effective December 15, 2008, Robert C. Doll, Jr., CFA and Daniel Hanson, CFA are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Mr. Doll is the Fund’s senior portfolio manager and Mr. Hanson is the Fund’s associate portfolio manager. Philip J. Green is responsible for the asset allocation of the equity and fixed income portions of the Fund’s portfolio.

Mr. Doll is Vice Chairman and Global Chief Investment Officer for Equities of BlackRock, Inc. since 2006; Member of the Executive, Operating and Leadership Committees of BlackRock, Inc. and head of its U.S. Large Cap Series equity team; President of Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliate, Fund Asset Management, L.P. (“FAM”), from 2001 to 2006; and President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Mr. Hanson is Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2006 to 2008; and Director of MLIM in 2006 and Vice President thereof from 2003 to 2006.

Mr. Green is Managing Director of BlackRock since 2006 and Managing Director of MLIM from 1999 to 2006.

52	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	53

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge
(1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

54	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2009	55

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Balanced Capital Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#10252-3/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Balanced Capital Fund, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc.

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc.

Date: May 20, 2009